UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/23

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Commerce Funds

SEMI-ANNUAL REPORT

APRIL 30, 2023

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE'S DIRECTION

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Growth
RISK

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning The Commerce Funds portfolios (each a "Fund" and together, the "Funds") included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2023 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE COMMERCE FUNDS

Performance Summaries

April 30, 2023 (Unaudited)

The following is performance information for the Funds. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2022 - April 30, 2023	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	10.08%	11.51%	Russell 1000® Growth(b)
Value	–0.07	4.54	Russell 1000® Value(c)
MidCap Growth	5.10	6.60	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	7.11	6.91	Bloomberg U.S. Aggregate Bond(e)
Short-Term Government	2.93	3.46	Bloomberg U.S. 1-5 Year Government Bond(f)
National Tax-Free Intermediate Bond	6.44	6.52	Bloomberg 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	6.66	6.52	Bloomberg 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	6.26	6.52	Bloomberg 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Bloomberg U.S. 1-5 Year Government Bond Index, measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE GROWTH FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Automobiles* – 2.0%
24,215	Tesla, Inc.	$ 3,978,767

Beverages – 1.2%
12,855	PepsiCo., Inc.	2,453,891

Biotechnology – 2.3%
14,510	AbbVie, Inc.	2,192,751
9,700	Amgen, Inc.	2,325,478

		4,518,229

Broadline Retail – 5.2%
81,290	Amazon.com, Inc.*	8,572,031
41,280	eBay, Inc.	1,916,630

		10,488,661

Capital Markets – 1.8%
4,155	MSCI, Inc.	2,004,580
17,767	Raymond James Financial, Inc.	1,608,446

		3,613,026

Chemicals – 2.0%
20,870	RPM International, Inc.	1,711,966
9,850	The Sherwin-Williams Co.	2,339,769

		4,051,735

Commercial Services & Supplies – 3.6%
31,500	Copart, Inc.*	2,490,075
53,810	Rollins, Inc.	2,273,473
14,990	Waste Management, Inc.	2,489,089

		7,252,637

Communications Equipment* – 1.2%
15,000	Arista Networks, Inc.	2,402,400

Consumer Staples Distribution & Retail – 2.3%
4,570	Costco Wholesale Corp.	2,299,715
10,330	Dollar General Corp.	2,287,682

		4,587,397

Electronic Equipment, Instruments & Components – 1.8%
28,075	Amphenol Corp. Class A	2,118,820
9,405	CDW Corp.	1,594,994

		3,713,814

Financial Services – 6.2%
19,015	Fiserv, Inc.*	2,322,112
9,000	FleetCor Technologies, Inc.*	1,925,280
11,450	Jack Henry & Associates, Inc.	1,870,243
7,535	Mastercard, Inc. Class A	2,863,526
14,510	Visa, Inc. Class A	3,376,912

		12,358,073

Ground Transportation – 2.1%
72,220	CSX Corp.	2,212,821
10,745	Union Pacific Corp.	2,102,796

		4,315,617

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.5%
22,195	Abbott Laboratories	$ 2,451,882
8,385	Stryker Corp.	2,512,565

		4,964,447

Health Care Providers & Services – 3.1%
6,575	McKesson Corp.	2,394,878
7,665	UnitedHealth Group, Inc.	3,771,870

		6,166,748

Hotels, Restaurants & Leisure – 4.4%
15,240	Hilton Worldwide Holdings, Inc.	2,194,865
8,360	McDonald’s Corp.	2,472,470
21,515	Starbucks Corp.	2,458,949
24,285	Wyndham Hotels & Resorts, Inc.	1,656,723

		8,783,007

Household Products – 1.1%
22,410	Church & Dwight Co., Inc.	2,176,459

Industrial Conglomerates – 1.1%
11,430	Honeywell International, Inc.	2,284,171

Insurance – 0.9%
15,270	Assurant, Inc.	1,880,195

Interactive Media & Services* – 5.7%
107,600	Alphabet, Inc. Class A	11,549,784

Life Sciences Tools & Services – 3.3%
15,815	Agilent Technologies, Inc.	2,141,825
1,505	Mettler-Toledo International, Inc.*	2,244,708
4,040	Thermo Fisher Scientific, Inc.	2,241,796

		6,628,329

Machinery – 1.1%
9,415	Illinois Tool Works, Inc.	2,277,865

Oil, Gas & Consumable Fuels – 1.0%
13,685	Cheniere Energy, Inc.	2,093,805

Personal Care Products – 1.1%
9,040	The Estee Lauder Cos., Inc. Class A	2,230,349

Pharmaceuticals – 1.1%
12,695	Zoetis, Inc.	2,231,527

Professional Services – 1.0%
13,205	Broadridge Financial Solutions, Inc.	1,920,139

Residential REITs – 1.0%
28,115	Equity LifeStyle Properties, Inc.	1,937,123

Semiconductors & Semiconductor Equipment – 4.9%
26,340	Microchip Technology, Inc.	1,922,557
20,635	NVIDIA Corp.	5,726,006
12,635	Texas Instruments, Inc.	2,112,572

		9,761,135

The accompanying notes are an integral part of these financial statements.	3

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 16.1%
6,215	ANSYS, Inc.*	$1,951,013
11,170	Cadence Design Systems, Inc.*	2,339,556
102,510	Gen Digital, Inc.	1,811,352
72,155	Microsoft Corp.	22,170,345
11,815	Palo Alto Networks, Inc.*	2,155,765
15,335	PTC, Inc.*	1,928,990

		32,357,021

Specialized REITs – 1.1%
7,400	Public Storage	2,181,742

Specialty Retail – 2.1%
7,535	The Home Depot, Inc.	2,264,569
8,255	Tractor Supply Co.	1,967,992

		4,232,561

Technology Hardware, Storage & Peripherals – 13.2%
145,145	Apple, Inc.	24,628,204
29,000	NetApp, Inc.	1,823,810

		26,452,014

Textiles, Apparel & Luxury Goods – 1.2%
18,600	NIKE, Inc. Class B	2,356,992

TOTAL COMMON STOCKS
(Cost $129,433,139)		$198,199,660

Exchange Traded Fund – 1.1%
8,965	iShares Russell 1000 Growth ETF	$2,212,831
(Cost $1,904,921)

Shares	Dividend Rate	Value

Investment Company – 0.4%
Investment Company – 0.4%

State Street Institutional US Government Money Market Fund – Premier Class
829,458	4.756%	$829,458
(Cost $829,458)

TOTAL INVESTMENTS – 100.2%
(Cost $132,177,518)		$201,241,949

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(323,827)

NET ASSETS – 100.0%		$200,918,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

Information Technology	37.2%	39.2%
Consumer Discretionary	14.9	15.7
Health Care	12.2	11.4
Industrials	9.0	8.1
Financials	8.9	2.7
Communication Services	5.7	5.2
Consumer Staples	5.7	2.9
Real Estate	2.1	1.8
Materials	2.0	2.0
Exchange Traded Fund	1.1	4.7
Energy	1.0	2.2
Investment Company	0.4	9.5

TOTAL INVESTMENTS	100.2%	105.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets and exchange traded funds. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Aerospace & Defense – 3.8%
24,000	General Dynamics Corp.	$5,240,160
55,000	Raytheon Technologies Corp.	5,494,500

		10,734,660

Air Freight & Logistics – 1.8%
28,500	United Parcel Service, Inc. Class B	5,124,585

Banks – 6.8%
192,000	Bank of America Corp.	5,621,760
62,500	JPMorgan Chase & Co.	8,640,000
152,500	U.S. Bancorp.	5,227,700

		19,489,460

Beverages – 2.0%
30,000	PepsiCo., Inc.	5,726,700

Biotechnology – 2.4%
28,500	Amgen, Inc.	6,832,590

Capital Markets – 8.0%
37,000	CME Group, Inc.	6,873,490
60,500	Morgan Stanley	5,443,185
63,500	Northern Trust Corp.	4,963,160
49,000	T. Rowe Price Group, Inc.	5,504,170

		22,784,005

Communications Equipment – 1.8%
107,500	Cisco Systems, Inc.	5,079,375

Consumer Staples Distribution & Retail – 1.9%
71,500	SYSCO Corp.	5,486,910

Containers & Packaging – 1.9%
91,500	Sonoco Products Co.	5,546,730

Diversified REITs – 1.8%
70,500	WP Carey, Inc.	5,231,100

Diversified Telecommunication Services – 2.4%
176,000	Verizon Communications, Inc.	6,834,080

Electric Utilities – 5.4%
76,500	American Electric Power Co., Inc.	7,070,130
85,500	Duke Energy Corp.	8,454,240

		15,524,370

Electrical Equipment – 3.7%
32,000	Eaton Corp. PLC	5,347,840
63,500	Emerson Electric Co.	5,287,010

		10,634,850

Food Products – 2.1%
79,000	Mondelez International, Inc. Class A	6,060,880

Health Care Equipment & Supplies – 2.1%
66,500	Medtronic PLC	6,048,175

Health Care Providers & Services – 1.8%
71,000	CVS Health Corp.	5,205,010

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.4%
26,000	Darden Restaurants, Inc.	$3,950,180
19,500	McDonald’s Corp.	5,767,125

		9,717,305

Household Products – 2.0%
37,000	The Procter & Gamble Co.	5,786,060

Insurance – 4.5%
118,000	MetLife, Inc.	7,236,940
73,000	Principal Financial Group, Inc.	5,452,370

		12,689,310

IT Services – 1.9%
43,000	International Business Machines Corp.	5,435,630

Machinery – 2.0%
23,000	Illinois Tool Works, Inc.	5,564,620

Media – 3.9%
32,500	Nexstar Media Group, Inc.	5,637,125
154,000	The Interpublic Group of Cos., Inc.	5,502,420

		11,139,545

Oil, Gas & Consumable Fuels – 10.2%
102,000	Chevron Corp.	17,195,160
88,500	ONEOK, Inc.	5,788,785
28,000	Pioneer Natural Resources Co.	6,091,400

		29,075,345

Pharmaceuticals – 9.8%
61,500	Johnson & Johnson	10,067,550
76,000	Merck & Co., Inc.	8,775,720
232,000	Pfizer, Inc.	9,022,480

		27,865,750

Professional Services – 1.9%
49,500	Paychex, Inc.	5,438,070

Semiconductors & Semiconductor Equipment – 1.8%
30,000	Texas Instruments, Inc.	5,016,000

Specialized REITs – 1.9%
18,500	Public Storage	5,454,355

Specialty Retail – 3.8%
70,000	Best Buy Co., Inc.	5,216,400
18,500	The Home Depot, Inc.	5,559,990

		10,776,390

TOTAL COMMON STOCKS
(Cost $232,860,742)		$276,301,860

Exchange Traded Fund – 2.7%
50,000	iShares Russell 1000 Value Index Fund	$7,731,500
(Cost $7,538,503)

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.5%

State Street Institutional US Government Money Market Fund – Premier Class
1,472,701	4.756%	$1,472,701
(Cost $1,472,701

TOTAL INVESTMENTS – 100.0%
(Cost $241,871,946)		$285,506,061

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(17,438)

NET ASSETS – 100.0%		$285,488,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

Financials	19.3%	18.8%
Health Care	16.1	17.1
Industrials	13.2	9.9
Energy	10.2	10.4
Consumer Staples	8.0	7.7
Consumer Discretionary	7.2	5.8
Communication Services	6.3	5.8
Information Technology	5.5	7.7
Utilities	5.4	5.8
Real Estate	3.7	3.6
Exchange Traded Fund	2.7	3.5
Materials	1.9	3.8
Investment Company	0.5	0.2

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 1.3%
64,605	Howmet Aerospace, Inc.	$2,861,355

Air Freight & Logistics – 1.2%
27,235	CH Robinson Worldwide, Inc.	2,747,194

Biotechnology* – 1.2%
140,720	Exelixis, Inc.	2,575,176

Broadline Retail – 1.3%
60,955	eBay, Inc.	2,830,141

Capital Markets – 3.1%
6,515	FactSet Research Systems, Inc.	2,682,160
9,695	Morningstar, Inc.	1,728,716
4,785	MSCI, Inc.	2,308,523

		6,719,399

Chemicals – 2.4%
22,095	FMC Corp.	2,730,500
31,200	RPM International, Inc.	2,559,336
		5,289,836

Commercial Services & Supplies – 2.5%
20,060	MSA Safety, Inc.	2,602,785
71,010	Rollins, Inc.	3,000,173

		5,602,958

Communications Equipment – 2.2%
15,390	Arista Networks, Inc.*	2,464,863
9,855	Ubiquiti, Inc.	2,291,780

		4,756,643

Construction Materials – 1.3%
7,720	Martin Marietta Materials, Inc.	2,803,904

Distributors – 1.3%
7,995	Pool Corp.	2,808,803

Electrical Equipment – 1.2%
9,365	Rockwell Automation, Inc.	2,654,135

Electronic Equipment, Instruments & Components – 4.4%
33,080	Amphenol Corp. Class A	2,496,548
13,560	CDW Corp.	2,299,640
16,595	Keysight Technologies, Inc.*	2,400,301
9,005	Zebra Technologies Corp. Class A*	2,593,710

		9,790,199

Entertainment* – 1.2%
22,015	Take-Two Interactive Software, Inc.	2,736,244

Financial Services – 1.3%
45,190	Apollo Global Management, Inc.	2,864,594

Food Products – 3.8%
25,955	Lamb Weston Holdings, Inc.	2,902,029
118,255	Pilgrim’s Pride Corp.*	2,697,397
10,490	The Hershey Co.	2,864,399

		8,463,825

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 2.4%
15,655	JB Hunt Transport Services, Inc.	$2,744,165
15,015	Landstar System, Inc.	2,643,090

		5,387,255

Health Care Equipment & Supplies* – 1.3%
48,935	Globus Medical, Inc. Class A	2,845,081

Health Care Providers & Services – 2.6%
4,970	Chemed Corp.	2,739,712
9,710	Molina Healthcare, Inc.*	2,892,512

		5,632,224

Hotels, Restaurants & Leisure – 6.6%
1,600	Chipotle Mexican Grill, Inc.*	3,308,192
23,100	Choice Hotels International, Inc.	2,945,712
8,345	Domino’s Pizza, Inc.	2,649,287
19,725	Hilton Worldwide Holdings, Inc.	2,840,795
40,040	Wyndham Hotels & Resorts, Inc.	2,731,529

		14,475,515

Household Durables – 1.3%
44,510	Toll Brothers, Inc.	2,844,634

Household Products – 1.3%
30,245	Church & Dwight Co., Inc.	2,937,394

Insurance – 1.3%
23,060	Assurant, Inc.	2,839,378

IT Services* – 3.6%
8,330	Gartner, Inc.	2,519,492
34,950	GoDaddy, Inc. Class A	2,645,016
12,880	VeriSign, Inc.	2,856,784

		8,021,292

Life Sciences Tools & Services – 8.6%
19,705	Agilent Technologies, Inc.	2,668,648
35,845	Bio-Techne Corp.	2,863,299
34,320	Bruker Corp.	2,715,742
13,805	IQVIA Holdings, Inc.*	2,598,515
1,780	Mettler-Toledo International, Inc.*	2,654,870
8,665	Waters Corp.*	2,602,619
7,775	West Pharmaceutical Services, Inc.	2,808,641

		18,912,334

Machinery – 7.4%
41,150	Donaldson Co., Inc.	2,615,083
37,660	Graco, Inc.	2,986,061
12,385	Nordson Corp.	2,678,999
32,300	Otis Worldwide Corp.	2,755,190
8,100	Parker Hannifin Corp.	2,631,528
24,135	The Toro Co.	2,516,315

		16,183,176

Media – 1.3%
16,225	Nexstar Media Group, Inc.	2,814,226

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.6%
17,650	Cheniere Energy, Inc.	$2,700,450
43,720	ONEOK, Inc.	2,859,725
1,570	Texas Pacific Land Corp.	2,319,911

		7,880,086

Professional Services – 7.4%
28,610	Booz Allen Hamilton Holding Corp.	2,738,549
18,495	Broadridge Financial Solutions, Inc.	2,689,358
38,730	CoStar Group, Inc.*	2,980,274
57,580	Genpact Ltd.	2,565,189
23,890	Paychex, Inc.	2,624,555
9,575	Paycom Software, Inc.*	2,780,293

		16,378,218

Residential REITs – 1.3%
40,560	Equity LifeStyle Properties, Inc.	2,794,584

Software – 11.1%
8,235	ANSYS, Inc.*	2,585,131
47,645	Black Knight, Inc.*	2,603,323
12,715	Cadence Design Systems, Inc.*	2,663,157
122,895	Dropbox, Inc. Class A*	2,499,684
158,565	Gen Digital, Inc.	2,801,843
17,650	Manhattan Associates, Inc.*	2,924,252
21,365	PTC, Inc.*	2,687,503
6,905	Synopsys, Inc.*	2,563,965
7,890	Tyler Technologies, Inc.*	2,990,547

		24,319,405

Specialized REITs – 1.2%
16,970	Extra Space Storage, Inc.	2,580,119

Specialty Retail – 3.8%
23,460	Advance Auto Parts, Inc.	2,944,934
34,990	Best Buy Co., Inc.	2,607,455
11,445	Tractor Supply Co.	2,728,488

		8,280,877

Technology Hardware, Storage & Peripherals – 1.2%
42,585	NetApp, Inc.	2,678,171

Textiles, Apparel & Luxury Goods* – 1.4%
8,295	Lululemon Athletica, Inc.	3,151,519

TOTAL COMMON STOCKS
(Cost $173,889,050)		$216,459,894

Exchange Traded Fund – 1.1%
28,050	iShares Russell Midcap Growth Index Fund	$2,517,207
(Cost $2,290,604)

Shares	Dividend Rate	Value

Investment Company – 0.6%

State Street Institutional US Government Money Market Fund – Premier Class
1,255,661	4.756%	$1,255,661
(Cost $1,255,661)

TOTAL INVESTMENTS – 100.1%
(Cost $177,435,315)		$220,232,762

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(285,267)

NET ASSETS – 100.0%		$219,947,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

Industrials	23.6%	17.9%
Information Technology	22.5	28.7
Consumer Discretionary	15.6	13.5
Health Care	13.6	14.4
Financials	5.6	5.9
Consumer Staples	5.2	4.8
Materials	3.7	2.6
Energy	3.6	4.0
Communication Services	2.5	2.3
Real Estate	2.5	3.4
Exchange Traded Fund	1.1	1.4
Investment Company	0.6	1.9

TOTAL INVESTMENTS	100.1%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets and exchange traded funds. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 44.6%
Aerospace/Defense(a) – 0.5%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$4,984,775

Auto Manufacturers – 2.7%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,877,911

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,943,990

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,365,745

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,540,415

General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,743,294
1,615,000	3.100		01/12/32	1,317,016

Mercedes-Benz Finance North America LLC(b)
2,000,000	5.375		11/26/25	2,028,327
3,900,000	4.800		03/30/28	3,923,690

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,835,209

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,989,456

				29,565,053

Banks – 7.8%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,952,306
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	6,261,523

Citigroup, Inc.
1,000,000	5.500		09/13/25	1,002,464
3,500,000	4.450		09/29/27	3,414,062
(SOFR + 2.086%),
4,400,000	4.910	(a)(d)	05/24/33	4,306,427
(SOFR + 1.379%),
2,000,000	2.904	(a)(d)	11/03/42	1,440,234

HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,351,917

Huntington Bancshares, Inc.(a)(d)
(SOFR + 2.050%)
4,000,000	5.023		05/17/33	3,707,259

JPMorgan Chase & Co.
(SOFR + 0.885%),
1,500,000	5.723	(a)(d)	04/22/27	1,478,925
(SOFR + 1.560%),
1,000,000	4.323	(a)(d)	04/26/28	979,619
(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(d)	12/05/29	1,942,772
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(d)	05/06/30	1,535,476
2,520,000	5.600		07/15/41	2,636,021

KeyBank NA
3,000,000	3.400		05/20/26	2,737,608

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,931,070

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(d)
(SOFR + 1.200%)
$ 2,900,000	2.511%		10/20/32	$2,378,735

Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,070,282

PNC Bank NA
3,830,000	4.050		07/26/28	3,648,145

The PNC Financial Services Group, Inc.(a)(d)
(3M USD LIBOR + 3.678%)
2,500,000	8.977		07/29/49	2,487,943

Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,363,661
2,265,000	1.125	(a)	08/03/27	1,923,482
(SOFR + 2.300%),
1,900,000	6.123	(a)(d)	10/28/33	1,972,691
(SOFR + 1.852%),
1,000,000	5.122	(a)(d)	01/26/34	967,951

U.S. Bancorp
(SOFR + 1.230%),
1,500,000	4.653	(a)(d)	02/01/29	1,456,932
(SOFR + 1.600%),
7,000,000	4.839	(a)(d)	02/01/34	6,692,070

UBS Group AG
(1 Year CMT + 0.850%),
2,000,000	1.494	(a)(b)(d)	08/10/27	1,734,620
(1 Year CMT + 1.750%),
2,500,000	4.751	(a)(b)(d)	05/12/28	2,406,947

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,432,197
1,500,000	4.650		11/04/44	1,314,218
5,000,000	4.750		12/07/46	4,365,212

Wells Fargo Bank NA(e)
2,000,000	6.180		02/15/36	2,030,448

				84,923,217

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	957,479
6,000,000	4.439		10/06/48	5,637,311

PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,176,474

				8,771,264

Biotechnology(a) – 0.3%
Amgen, Inc.
1,000,000	5.600		03/02/43	1,028,592
3,175,000	2.770		09/01/53	2,032,740

				3,061,332

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	1,939,537

The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	879,689

				2,819,226

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.4%
Emory University(a)
$ 2,000,000	1.566%	09/01/25	$1,856,765

Equifax, Inc.(a)
2,000,000	5.100	12/15/27	2,021,484

Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	5,951,720

Northwestern University
1,000,000	4.643	12/01/44	980,799

The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	2,975,922

Thomas Jefferson University
1,375,000	2.368	11/01/25	1,270,692

			15,057,382

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,202,077

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	2,053,369

Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,186,258

			4,239,627

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	3,111,196

Diversified Financial Services – 1.4%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	949,396

Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,798,628

Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,689,765

Capital One Financial Corp.(a)(d)
(SOFR + 2.370%)
3,000,000	5.268	05/10/33	2,857,077

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	980,195

The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,056,180
2,500,000	1.950	12/01/31	1,953,650

			15,284,891

Electrical Equipment – 3.9%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,397,709

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,809,950

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,083,457

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Entergy Louisiana LLC(a)
$ 3,000,000	3.780%	04/01/25	$2,943,818

Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,145,982

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,648,812

National Grid USA
3,375,000	8.000	11/15/30	3,811,724

National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	4,300,900

Nevada Power Co.(a)
1,250,000	3.125	08/01/50	896,838

Ohio Power Co.
2,870,000	5.850	10/01/35	2,993,664

Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	928,071
1,000,000	4.950	07/01/50	814,117

PacifiCorp
2,200,000	6.100	08/01/36	2,403,622

PG&E Wildfire Recovery Funding LLC
1,149,257	3.594	06/01/30	1,091,071

PPL Electric Utilities Corp.(a)
2,225,000	4.750	07/15/43	2,139,859

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,594,399

Southern California Edison Co.
1,000,000	5.550	01/15/37	1,030,382

Wisconsin Power and Light Co.(a)
1,000,000	1.950	09/16/31	811,028

Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	2,248,213

			42,093,616

Energy Minerals(a) – 0.4%
HF Sinclair Corp.
3,850,000	5.875	04/01/26	3,898,792

Entertainment(a)(b) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755	03/15/27	940,998

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300	10/01/32	6,781,650

Gas(a) – 0.7%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,202,799

Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,606,601

Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	3,695,881

			7,505,281

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Products(a) – 0.2%
Baxter International, Inc.
$ 3,000,000	2.539%		02/01/32	$2,465,526

Healthcare-Services – 2.4%
Adventist Health System(a)
7,000,000	2.952		03/01/29	6,221,978

Ascension Health
3,000,000	2.532	(a)	11/15/29	2,659,845
1,500,000	3.945		11/15/46	1,308,781

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,222,748

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,177,783

Mayo Clinic
2,600,000	3.774		11/15/43	2,253,912

SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,810,361
3,000,000	4.894		06/01/28	3,004,897

				25,660,305

Insurance – 6.2%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,070,621

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,525,544

Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,122,055

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,790,852

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,899,146

Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,658,948
5,000,000	1.750		11/15/30	3,935,475

Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,298,037

Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,552,426

Loews Corp.
3,000,000	6.000		02/01/35	3,232,761

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	5,952,388

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,670,330

New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,930,501

Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,295,606

Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,192,942
(3M USD LIBOR + 2.665%),
2,000,000	7.531	(a)(d)	12/15/65	1,705,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reliance Standard Life Global Funding II(b)
$ 1,750,000	2.750%		01/21/27	$1,592,808

Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,539,417

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,918,635

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,739,176

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,627,840

				67,250,508

Machinery-Diversified – 0.6%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	4,012,899

Rockwell Automation, Inc.(a)
3,000,000	3.500		03/01/29	2,886,224

				6,899,123

Media – 0.4%
Comcast Corp.
1,250,000	6.400		05/15/38	1,406,919
1,500,000	2.800	(a)	01/15/51	1,011,752

Paramount Global
2,500,000	7.875		09/01/23	2,517,700

				4,936,371

Miscellaneous Manufacturing(a)(d) – 0.2%
General Electric Co.
(3M USD LIBOR + 3.330%)
1,722,000	8.196		12/29/49	1,718,987

Oil-Field Services – 2.0%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,429,708

BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,899,610

Equinor ASA
1,795,000	6.800		01/15/28	1,961,835

Phillips 66(a)
3,000,000	4.650		11/15/34	2,897,486

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,718,750

Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,227,759

Tosco Corp.
2,095,000	8.125		02/15/30	2,497,646

				21,632,794

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,123,128
5,000,000	2.100	(a)	04/30/27	4,587,865

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Paper and Forest Products – (continued)
International Paper Co.
$ 2,925,000	8.700%		06/15/38	$3,799,556

				10,510,549

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,223,125

CVS Pass-Through Trust(b)
2,108,411	7.507		01/10/32	2,275,381

Johnson & Johnson
4,970,000	5.950		08/15/37	5,853,176

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,665,713
2,900,000	7.200		03/15/39	3,661,745

				16,679,140

Pipelines – 1.9%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,849,885

Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,819,045

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,257,064

Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,028,982

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	733,643
1,450,000	7.625		04/01/37	1,656,572

TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	1,000,125

Transcanada Trust(a)(d)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,007,639

				20,352,955

Real Estate(a) – 3.1%
AvalonBay Communities, Inc.
1,500,000	1.900		12/01/28	1,299,646

ERP Operating LP
1,505,000	2.850		11/01/26	1,405,654

Healthcare Realty Holding LP
1,075,000	2.050		03/15/31	820,792

Kimco Realty OP LLC
1,000,000	3.850		06/01/25	955,894

Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,682,001

National Retail Properties, Inc.
1,000,000	3.900		06/15/24	983,089

Office Properties Income Trust
4,000,000	4.250		05/15/24	3,777,121

Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,162,671

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Physicians Realty LP
$ 1,325,000	2.625%		11/01/31	$1,051,399

Piedmont Operating Partnership LP
1,290,000	3.400		06/01/23	1,282,299

Realty Income Corp.
2,400,000	0.750		03/15/26	2,133,106
2,400,000	3.950		08/15/27	2,310,403

SBA Tower Trust(b)
1,575,000	2.836		01/15/25	1,502,663

Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750		03/23/27	3,787,065

Simon Property Group LP
2,815,000	3.750		02/01/24	2,775,954

Sun Communities Operating LP
1,000,000	2.700		07/15/31	806,280

Ventas Realty LP
2,910,000	3.500		02/01/25	2,807,916

				33,543,953

Semiconductors(a) – 0.6%
Broadcom, Inc.(b)
1,000,000	1.950		02/15/28	876,044
3,500,000	3.469		04/15/34	2,885,933

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	2,682,437

				6,444,414

Software(a) – 0.5%
Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,248,945

Salesforce, Inc.
2,850,000	1.950		07/15/31	2,389,782
1,000,000	2.900		07/15/51	710,090

				5,348,817

Telecommunications – 0.9%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,254,084

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,000,000	4.738		03/20/25	992,879

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	4,687,876

				9,934,839

Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,211,646

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,349,488
1,310,000	2.450	(a)	05/01/50	856,645

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,061,338
2,500,000	6.125	(a)(f)	09/15/15	2,657,671

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Kansas City Southern(a)
$ 1,000,000	4.950%	08/15/45	$984,553
1,500,000	4.700	05/01/48	1,394,977

The Kansas City Southern Railway Co.(a)
500,000	4.950	08/15/45	454,037

			10,970,355

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100	06/01/51	2,028,935

TOTAL CORPORATE OBLIGATIONS
(Cost $534,463,620)			$482,617,948

Asset-Backed Securities – 16.2%
Automotive(b) – 2.5%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
$ 3,458,333	3.700%	09/20/24	$3,443,686

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	10,529,613

Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,913,153

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,706,099

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,846,922

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,486,034

			26,925,507

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,866,169

Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(d)
(1M USD LIBOR + 0.780%)
352,856	5.179	01/25/35	346,773

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
34,291	3.824	05/25/34	33,987

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
110,997	4.250	09/25/33	103,775

FIGRE Trust Series 2023-HE1, Class A(b)
2,893,985	5.850	03/25/53	2,877,371

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(d)
(1M USD LIBOR + 0.675%)
1,405,281	5.695	12/25/34	1,314,267

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
$ 330,197	5.140%	11/25/35	$324,419

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
648,020	7.490	07/25/29	602,715

			5,603,307

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
83,064	4.864	07/15/38	80,562

Other – 12.6%
Affirm Asset Securitization Trust Series 22-A, Class 1A(b)
1,000,000	4.300	05/17/27	952,541

AFN LLC Series 2019-1A, Class A1(b)
4,847,941	3.780	05/20/49	4,619,033

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,167,640

Beacon Container Finance LLC Series 2021-1A, Class A(b)
2,550,000	2.250	10/22/46	2,234,795

BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	884,417

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,682,500	2.220	09/25/45	4,165,394

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
606,430	5.907	06/25/32	565,900

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(d)
(1M USD LIBOR + 0.460%)
3,075,570	5.480	12/25/33	2,885,066

CLI Funding LLC Series 2018-1A, Class A1(b)
3,120,133	2.720	01/18/47	2,734,234

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,129,723	2.090	07/20/51	2,589,739

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(d)
(1M USD LIBOR + 0.400%)
354,400	5.420	02/25/37	321,559

DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,950,000	2.493	11/20/51	3,382,606

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,454,348

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,158,750	4.118	07/25/47	5,812,641

DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,708,750	2.791	10/20/51	2,230,404

FCI Funding LLC Series 2021-1A, Class A(b)
541,920	1.130	04/15/33	517,190

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
GBX Leasing Series 2022-1, Class A(b)
$ 1,612,400	2.870%	02/20/52	$1,400,867

Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
3,809,228	2.260	11/19/40	3,455,517

Harvest SBA Loan Trust Series 2018-1, Class A(b)(d)
(1M USD LIBOR + 2.250%)
891,412	7.095	08/25/44	861,967

Home Partners of America Trust Series 2019-1, Class A(b)
6,069,199	2.908	09/17/39	5,571,098

Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,920,000	3.445	02/26/52	3,500,391

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,734,273

LFS LLC Series 2021-A, Class A(b)
538,640	2.460	04/15/33	514,387

LFS LLC Series 2021-B, Class A(b)
1,559,982	2.400	12/15/33	1,464,340

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(d)
(1M USD LIBOR + 0.620%)
124,092	5.640	08/25/33	118,120

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,926,008

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,629,864

NP SPE II LLC Series 2016-1A, Class A1(b)
1,229,339	4.164	04/20/46	1,184,862

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,396,356

PACEWell 5 Trust Series 2021-1, Class A(b)
2,656,034	2.628	10/10/59	2,187,527

PEAR Series 2020-1, Class A(b)
1,358,251	3.750	12/15/32	1,334,535

Progress Residential Trust Series 2020-SFR2, Class A(b)
998,766	2.078	06/17/37	936,824

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,663,348

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,920,000	2.841	01/30/51	3,293,372

SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,960,000	2.394	04/25/51	1,617,488

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
322,710	0.990	11/20/37	300,825

STAR Trust Series 2021-SFR1, Class A(b)(d)
(1M USD LIBOR + 0.600%)
3,318,137	5.604	04/17/38	3,222,013

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
5,720,090	3.242	01/01/31	5,507,295
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(d)
(1M USD LIBOR + 1.125%)
112,087	6.145	06/25/33	111,134

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
$ 1,900,938	1.946%	08/25/51	$1,665,354

Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,611,761	4.163	07/15/40	3,733,800

Tif Funding II LLC Series 2020-1A, Class A(b)
1,820,833	2.090	08/20/45	1,611,585

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)
1,850,000	3.000%	07/25/57	1,751,545

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)
5,500,000	3.500	03/25/58	5,169,877

Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,024,977

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,157,967	3.820	04/17/49	3,824,354

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,771,940

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
4,877,604	2.110	09/20/45	4,276,425

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
411,458	1.860	03/20/46	354,423

TVEST 2021A LLC Series 2021-A, Class A(b)
911,563	2.350	09/15/33	889,149

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,432,795

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,722,500	3.783	06/15/49	2,557,547

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,228,125	2.370	06/15/51	1,029,790

			136,543,479

Student Loan – 0.4%
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,285,978	3.850	05/25/33	1,254,011

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
204,640	2.650	12/15/28	203,778

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
29,657	3.190	02/18/42	29,511

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
1,759,374	3.590	01/25/48	1,696,357

South Carolina Student Loan Corp. Series 2015-A, Class A(d)
(1M USD LIBOR + 1.500%)
1,022,366	6.520	01/25/36	1,020,507

Towd Point Asset Trust Series 2018-SL1, Class A(b)(d)

(1M USD LIBOR + 0.600%)
444,418	5.620	01/25/46	441,414

			4,645,578

TOTAL ASSET-BACKED SECURITIES
(Cost $191,827,455)			$175,664,602

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 13.8%
Collateralized Mortgage Obligations – 12.0%
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)
$ 165,151	3.500%	03/25/46	$151,024

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,049

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)
3,317,070	2.500	06/25/51	2,718,183

Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)
9,111,990	3.000	10/25/51	7,765,484

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)
772,945	3.792	11/25/35	558,664

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
160,713	5.750	01/25/34	136,666

CAFL Issuer LLC Series 2022-RTL1, Class A1(g)
2,000,000	4.250	05/28/29	1,875,108

CFMT LLC Series 2023-HB12, Class A(b)(c)
3,000,000	4.250	04/25/33	2,887,408

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
332,662	6.750	08/25/34	308,292

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)
8,176	4.095	04/25/37	8,071

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,417	5.250	09/25/19	11,026

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,663	6.500	08/25/32	2,644

Countrywide Home Loans Trust Series 2005-27, Class 2A1
333,306	5.500	12/25/35	150,348

Countrywide Home Loans Trust Series 2005-6, Class 2A1
46,942	5.500	04/25/35	39,278

Countrywide Home Loans Trust Series 2005-7, Class 1A1(d)
(1M USD LIBOR + 0.540%)
418,937	5.560	03/25/35	365,226

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
101,493	5.250	07/25/33	96,471

CSMC Trust Series 2013-6, Class 1A1(b)(c)
3,102,290	2.500	07/25/28	2,905,981

CSMC Trust Series 2017-HL2, Class A1(b)(c)
390,477	3.500	10/25/47	355,972

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)
485,490	3.000	06/25/43	441,653

FHLMC REMIC Series 1579, Class PM
1,119	6.700	09/15/23	1,117

FHLMC REMIC Series 2103, Class TE
16,378	6.000	12/15/28	16,783

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

FHLMC REMIC Series 2110, Class PG
$ 80,502	6.000%	01/15/29	$81,979

FHLMC REMIC Series 2391, Class Z
251,407	6.000	12/15/31	258,030

FHLMC REMIC Series 4088, Class EP
42,642	2.750	09/15/41	42,256

FHLMC REMIC Series 4272, Class DG
166,636	3.000	04/15/43	160,487

FHLMC REMIC Series 4370, Class PA
71,371	3.500	09/15/41	69,813

FHLMC REMIC Series 4792, Class AC
155,549	3.500	05/15/48	145,038

FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	5,101,847

FHLMC REMIC Series 5081, Class QA
651,108	2.000	12/25/50	548,302

FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,277,769

Finance of America Structured Securities Trust
1,488,535	2.500	01/25/57	1,349,517

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)
583,927	5.500	05/25/35	395,577

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)
103,746	3.500	04/25/48	100,989

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)
989,734	3.500	10/25/49	911,404

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)
3,434,987	2.500	09/25/51	2,814,811

FNMA REMIC Series 2001-45, Class WG
27,182	6.500	09/25/31	27,723

FNMA REMIC Series 2003-117, Class KB
1,108,383	6.000	12/25/33	1,154,658

FNMA REMIC Series 2003-14, Class AP
6,034	4.000	03/25/33	5,915

FNMA REMIC Series 2004-53, Class NC
3,863	5.500	07/25/24	3,837

FNMA REMIC Series 2014-80, Class KA
880,408	2.000	03/25/44	693,147

FNMA REMIC Series 2015-2, Class PA
1,078,711	2.250	03/25/44	1,001,951

FNMA REMIC Series 2015-30, Class JA
893,773	2.000	05/25/45	787,786

FNMA REMIC Series 2016-16, Class PD
436,767	3.000	12/25/44	418,569

FNMA Series 2003-W6, Class 3A
48,841	6.500	09/25/42	50,236

GCAT Trust Series 2022-HX1, Class A1(b)(c)
6,240,152	2.885	12/27/66	5,605,561

GNMA REMIC Series 17-H23, Class MA
1,265,934	3.000	11/20/67	1,202,998

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-167, Class KM
$ 87,507	3.000%	12/20/43	$82,156

GNMA REMIC Series 2015-94, Class AT
465,524	2.250	07/16/45	413,591

GNMA REMIC Series 2016-129, Class W
168,831	2.500	07/20/46	147,439

GNMA REMIC Series 2018-37, Class KT
506,744	3.500	03/20/48	474,680

GNMA REMIC Series 2021-116, Class LG
8,875,745	2.000	06/20/51	7,816,011

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)
7,028,091	2.500	04/25/52	5,759,190

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)
10,165,909	2.500	04/25/52	8,330,484

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(d)
(1M USD LIBOR + 0.340%)
233,375	5.360	12/25/34	208,546

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)
52,012	3.028	06/25/34	49,587

Impac CMB Trust Series 2003-2F, Class A(g)
85,306	5.730	01/25/33	84,672

Impac CMB Trust Series 2004-4, Class 1A1(d)
(1M USD LIBOR + 0.640%)
110,669	5.660	09/25/34	108,398

Impac CMB Trust Series 2004-4, Class 2A2(g)
1,041,848	5.327	09/25/34	1,091,959

Impac Secured Assets Corp. Series 2004-2, Class A6(g)
4	4.812	08/25/34	4

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)
3,069,881	2.493	02/25/67	2,721,806

JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)
10,608,117	2.500	05/25/52	8,692,853

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)
104,036	3.868	04/25/37	84,545

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)
461,499	3.352	07/25/43	424,578

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)
460,684	3.000	06/25/29	439,400

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)
1,028,437	3.500	08/25/47	938,025

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)
110,470	3.500	11/25/48	102,426

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)
498,162	3.500	12/25/48	455,896

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)
2,624,076	2.500	12/25/51	2,150,307

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)
3,926,097	2.500	11/25/51	3,420,887

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Kiavi Issuer Trust Series 2022 SR1, Class A1A(b)(g)
$ 5,500,000	6.000%	09/25/25	$5,225,000

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)
194,420	3.559	07/25/33	184,932

Master Alternative Loans Trust Series 2004-4, Class 1A1
37,798	5.500	05/25/34	36,636

Master Alternative Loans Trust Series 2004-4, Class 8A1
356,624	6.500	05/25/34	352,061

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)
62,433	4.577	03/25/33	54,795

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)
323,365	5.085	11/25/35	197,664

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,198	6.000	08/25/37	200,690

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)
2,177,747	4.000	08/27/57	2,053,804

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)
4,372,444	2.500	06/25/51	3,583,013

OBX Trust Series 2019-EXP1, Class 1A3(b)(c)
479,487	4.000	01/25/59	464,013

OBX Trust Series 2019-INV2, Class A5(b)(c)
135,723	4.000	05/27/49	128,229

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)
4,106,828	2.500	06/25/51	3,611,319

Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)
4,314,499	2.500	07/25/51	3,748,726

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)
172,747	4.052	01/25/37	105,066

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)
3,107	5.622	01/25/37	3,089

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(d)
(1M USD LIBOR + 0.500%)
99,085	5.500	07/25/35	71,936

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
47,427	5.500	11/25/35	38,292

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,878,555	3.000	07/25/56	1,772,361

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,177,093

Sequoia Mortgage Trust Series 2004-10, Class A1A(d)
(1M USD LIBOR + 0.620%)
150,923	5.573	11/20/34	136,975

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2013-2, Class A1(c)
$ 475,462	1.874%	02/25/43	$400,897

Sequoia Mortgage Trust Series 2013-6, Class A1(c)
1,063,250	2.500	05/25/43	923,708

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)
475,774	3.000	11/25/30	450,083

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)
530,347	3.500	11/25/46	480,900

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)
462,531	3.500	08/25/47	426,796

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)
1,079,840	3.500	09/25/47	994,051

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)
369,940	3.500	02/25/48	340,227

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)
569,284	3.500	10/25/47	520,391

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)
105,378	4.967	10/25/34	97,763

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)
25,858	5.731	04/25/34	25,507

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)
112,560	5.480	10/25/33	107,556

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)
69,505	4.943	11/25/33	67,965

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)
64,366	5.155	11/25/33	63,542

UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)
10,893,397	2.500	12/25/51	8,926,627

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)
304,960	2.500	06/25/51	249,900

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)
1,043,400	3.500	08/20/45	953,076

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)
721,815	3.500	01/20/46	658,020

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $150,248,327)			$129,841,791

Commercial Mortgage Obligations – 0.4%

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 775,620	3.147%	02/10/47	$769,384

GNMA REMIC Series 2013-68, Class B(c)
636,304	2.500	08/16/43	605,421

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
630,814	2.579	03/10/49	629,723

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
$ 1,954,561	2.739%		04/15/48	$1,949,929

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $4,028,595)				$3,954,457

Federal Agencies – 1.4%

FHLMC
$ 35,716	7.000%		05/01/26	$35,852
8,445	7.500		12/01/30	9,009
14,158	7.500		01/01/31	14,884
29,045	7.000		08/01/31	30,206
383,078	5.000		05/01/33	387,736
(1 Year CMT + 2.229%),
39,002	3.277	(d)	05/01/34	39,646
(12M USD LIBOR + 1.841%),
65,538	4.090	(d)	01/01/36	64,401
495,468	4.000		06/01/42	485,389
379,742	3.000		06/01/45	342,350
(12M USD LIBOR + 1.600%),
770,513	2.715	(d)	07/01/45	743,702

FNMA
325,067	2.500		05/01/28	306,694
(6M USD LIBOR + 1.413%),
12,601	3.663	(d)	02/01/33	12,231
(12M USD LIBOR + 1.760%),
30,899	4.291	(d)	02/01/35	30,312
(12M USD LIBOR + 1.597%),
92,136	5.864	(d)	12/01/45	94,200
124,848	4.500		01/01/48	120,304
860,499	2.500		06/01/51	722,177

GNMA
4,167	7.500		08/20/25	4,188
19,650	7.500		07/20/26	19,910
8,849	6.500		04/15/31	9,072
56,697	6.500		05/15/31	58,136
705,749	2.500		06/20/31	666,969

UMBS
2,410	6.500		03/01/26	2,486
6,914	6.500		10/01/28	7,132
7,929	7.500		09/01/29	7,906
19,476	7.000		03/01/31	19,518
1,694	7.500		03/01/31	1,730
6,257	7.000		11/01/31	6,252
20,409	7.000		01/01/32	20,416
30,921	6.000		12/01/32	31,489
895,357	3.500		08/01/35	864,278
9,934,788	5.000		04/01/43	9,929,751
588,918	5.000		08/01/48	602,832

				15,691,158

TOTAL FEDERAL AGENCIES
(Cost $16,159,797)				$15,691,158

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $170,436,719)				$149,487,406

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 12.4%

United States Treasury Bonds
$12,000,000	1.750%	08/15/41	$8,714,531
3,000,000	3.125	08/15/44	2,685,586
2,125,000	2.500	02/15/45	1,701,079
5,000,000	2.500	02/15/46	3,978,906
38,000,000	2.750	11/15/47	31,615,703
6,000,000	3.000	02/15/48	5,230,547
22,800,000	3.125	05/15/48	20,346,328
7,000,000	2.250	08/15/49	5,263,945

United States Treasury Inflation Indexed Bond
9,317,980	0.750	02/15/42	8,060,295

United States Treasury Inflation Indexed Notes
6,225,900	0.375	01/15/27	5,982,762

United States Treasury Notes
6,000,000	2.875	05/31/25	5,858,203
5,000,000	1.500	08/15/26	4,657,031
2,000,000	2.250	02/15/27	1,901,250
6,380,000	0.625	05/15/30	5,251,039
5,000,000	1.375	11/15/31	4,242,774
8,000,000	2.875	05/15/32	7,642,188
10,000,000	4.125	11/15/32	10,534,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $133,302,653)			$133,666,542

Municipal Bond Obligations – 9.6%
Arizona(a) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$1,012,185

California – 1.6%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000	08/01/38	2,772,175
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,795,558
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,278,929
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,506,616
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,504,759
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,484,482

			17,342,519

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	727,508

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 0.3%

Connecticut State GO Bonds Unlimited (Taxable) Series A
$ 3,500,000	3.743%	09/15/25	$3,458,559

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,546,497
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,265,498

			2,811,995

Hawaii(a) – 0.3%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,905,779

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,109,806
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,465,445

			5,575,251

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,483,664
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,059,601
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,018,247

			4,561,512

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	816,489

Kentucky – 1.0%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,719,900
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,601,358
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,820,604

			11,141,862

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
$ 2,085,000	2.054%	09/01/28	$1,841,616

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,717,797
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,916,609

			3,634,406

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,462,376
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,553,159

			4,015,535

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,808,223
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,800,000

			5,608,223

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,508,037

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,736,142

New York(a) – 0.6%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,514,381
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,579,267
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,902,350

			6,995,998

Ohio – 0.7%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,345,999

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
$ 2,740,000	0.000%	12/01/28	$2,125,751
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,590,532

			7,062,282

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	489,952
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,236,598

			1,726,550

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,510,647
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,274,426

			4,785,073

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,881,246

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,120,285
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,699,731

			6,820,016

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,887,283

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $109,853,684)			$103,856,066

Shares	Dividend Rate	Value

Investment Company – 2.2%

State Street Institutional US Government Money Market Fund – Premier Class
23,730,225	4.756%	$ 23,730,225
(Cost $23,730,225)

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture(a) – 0.6%
FNMA
$ 6,400,000	0.420%	11/18/24	$5,990,047

TOTAL AGENCY DEBENTURE
(Cost $6,400,000)			$5,990,047

TOTAL INVESTMENTS – 99.4%
(Cost $1,170,550,805)			$1,075,012,836

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			6,329,159

NET ASSETS – 100.0%			$1,081,341,995

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Rate shown is that which is in effect on April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2023.

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Actual maturity date is September 15, 2115.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2023. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

Corporate Obligations	44.6%	44.5%
Asset-Backed Securities	16.2	17.8
U.S. Treasury Obligations	12.4	11.4
Collateralized Mortgage Obligations	12.0	12.7
Municipal Bond Obligations	9.6	9.9
Investment Company	2.2	0.7
Federal Agencies	1.4	0.6
Agency Debentures	0.6	1.2
Commercial Mortgage Obligations	0.4	0.5

TOTAL INVESTMENTS	99.4%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 59.1%
Collateralized Mortgage Obligations – 46.1%
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
$ 1,408	4.496%	09/20/34	$1,295

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
50,543	3.792	11/25/33	44,894

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
379,016	1.747	09/25/51	323,301

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
14,170	4.316	11/25/34	12,792

BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
436,771	2.034	06/25/56	386,086

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
213,310	0.941	02/25/49	187,243

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
285,085	0.970	03/25/60	265,882

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
140,644	1.724	02/25/55	134,218

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
14,149	3.538	09/25/34	12,483

Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
345,228	0.938	05/25/66	273,858

Fannie Mae Grantor Trust Series 2011-T2, Class A1
435,139	2.500	08/25/51	402,257

FHLMC REMIC PAC Series 2022, Class PE
3,412	6.500	01/15/28	3,476

FHLMC REMIC PAC Series 2109, Class PE
11,040	6.000	12/15/28	11,290

FHLMC REMIC PAC Series 23, Class PK
1,764	6.000	11/25/23	1,757

FHLMC REMIC Series 3753, Class AS
181,697	3.500	11/15/25	178,008

FHLMC REMIC Series 3816, Class HA
446,711	3.500	11/15/25	437,123

FHLMC REMIC Series 4561, Class BA
244,614	3.500	09/15/42	239,177

FHLMC REMIC Series 4690, Class VK
164,276	3.500	09/15/28	162,667

FHLMC REMIC Series 5065, Class A
406,910	2.000	09/25/30	399,661

FHLMC REMIC Series 5131, Class MA
644,143	1.500	04/25/49	555,348

FHLMC REMIC Series 5140, Class H
873,564	2.000	08/25/46	761,310

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 5144, Class PC
$ 888,738	1.500%	09/25/51	$729,146

FNMA REMIC Series 1993-182, Class FA(a)
(10 Year CMT - 0.650%)
127	2.790	09/25/23	127

FNMA REMIC Series 2003-117, Class KB
205,420	6.000	12/25/33	213,997

FNMA REMIC Series 2003-14, Class AP
8,112	4.000	03/25/33	7,953

FNMA REMIC Series 2010-109, Class M
314,701	3.000	09/25/40	296,833

FNMA REMIC Series 2011-146, Class NB
20,095	4.000	09/25/41	19,620

FNMA REMIC Series 2012-100, Class WA
194,740	1.500	09/25/27	183,586

FNMA REMIC Series 2012-110, Class CA
187,583	3.000	10/25/42	173,869

FNMA REMIC Series 2012-118, Class EB
200,188	1.500	11/25/27	188,812

FNMA REMIC Series 2013-112, Class G
107,850	2.125	07/25/40	103,172

FNMA REMIC Series 2013-135, Class GA
246,751	3.000	07/25/32	239,835

FNMA REMIC Series 2013-16, Class FY(a)
(1M USD LIBOR + 0.350%)
936,115	5.370	03/25/43	909,548

FNMA REMIC Series 2013-6, Class BE
192,898	2.000	12/25/42	184,875

FNMA REMIC Series 2013-74, Class YA
168,188	3.000	05/25/42	161,315

FNMA REMIC Series 2015-15, Class CA
366,617	3.500	04/25/35	355,431

FNMA REMIC Series 2015-19, Class CA
122,494	3.500	01/25/43	119,297

FNMA REMIC Series 2015-2, Class PA
167,742	2.250	03/25/44	155,806

FNMA REMIC Series 2016-104, Class BA
231,950	3.000	01/25/47	216,672

FNMA REMIC Series 2016-24, Class TA
43,956	3.000	04/25/42	43,214

FNMA REMIC Series 2016-53, Class BV
458,927	3.500	11/25/27	445,986

FNMA REMIC Series 2016-96, Class A
283,887	1.750	12/25/46	255,510

FNMA REMIC Series 2017-46, Class EA
112,656	3.500	12/25/50	110,116

FNMA REMIC Series 2017-7, Class JA
172,621	2.000	02/25/47	147,083

FNMA REMIC Series 2019-10, Class PT
258,199	3.500	03/25/49	244,789

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2020-35, Class MA
$ 326,167	2.000%	12/25/43	$298,639

FNMA REMIC Series 2020-56, Class AH
622,629	2.000	05/25/45	570,661

FNMA REMIC Series 2021-28, Class YG
701,326	2.000	03/25/47	614,727

FNMA REMIC Series 2021-45, Class CB
529,868	2.000	02/25/44	485,393

FNMA REMIC Series 2021-56, Class HE
601,920	1.250	09/25/51	504,941

GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
402,623	1.855	08/25/66	342,140

GNMA REMIC Series 2009-65, Class AF
5,892	4.000	07/20/39	5,803

GNMA REMIC Series 2010-14, Class PA
3,941	3.000	02/20/40	3,832

GNMA REMIC Series 2012-13, Class EG
153,991	2.000	10/20/40	148,858

GNMA REMIC Series 2013-188, Class LE
495,714	2.500	11/16/43	448,808

GNMA REMIC Series 2014-131, Class DM
70,641	3.000	02/20/44	68,000

GNMA REMIC Series 2015-65, Class BD
232,687	2.250	05/20/45	209,960

GNMA REMIC Series 2015-94, Class AT
207,966	2.250	07/16/45	184,766

GNMA REMIC Series 2019-11, Class MA
149,828	3.000	01/20/47	142,690

GNMA REMIC Series 2019-21, Class MA
272,865	3.500	09/20/47	260,473

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
139,863	1.382	09/27/60	127,728
401,917	1.017	07/25/61	348,306

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
39,238	5.460	05/25/35	30,599

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
164,403	3.895	01/25/36	159,409

Impac CMB Trust Series 2003-2F, Class A(d)
52,808	5.730	01/25/33	52,416

Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
2,098	5.920	10/25/33	2,065

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
18,339	5.760	11/25/34	17,825

Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
27,062	5.820	04/25/35	24,639

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.700%)
$ 82,299	5.720%	05/25/36	$69,509

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
27,537	4.135	10/25/34	24,697

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
104,144	3.500	10/25/46	95,209

Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
65,077	5.560	12/25/35	56,885

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
27,674	4.578	04/21/34	26,057

MFA Trust Series 2021-INV2, Class A1(a)(b)(c)
864,323	1.906	11/25/56	739,799

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
235,605	1.153	04/25/65	207,736

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
260,821	1.029	11/25/64	218,237

MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
144,484	5.660	02/25/35	137,587

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
124,278	5.800	02/25/35	118,658

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
577,635	2.750	07/25/59	541,353

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
9,975	4.113	09/25/34	9,116

Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
15,396	5.613	06/20/33	14,718

Sequoia Mortgage Trust Series 2010, Class 1A(a)
(1M USD LIBOR + 0.800%)
7,997	5.753	10/20/27	7,642

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
102,112	5.480	10/25/33	97,572

Towd Point Mortgage Trust Series 2017-2, Class A1(a)(b)(c)
75,719	2.750	04/25/57	74,647

Vendee Mortgage Trust Series 1996-2, Class 1Z
17,068	6.750	06/15/26	17,368

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
332,530	1.031	02/25/66	285,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,853,101)			$18,095,612

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 3.9%
FHLMC Multifamily Structured Pass Through Certificates
$ 397,817	2.905%	04/25/24	$389,360

GNMA REMIC Series 2010-141, Class B
132,390	2.717	02/16/44	128,204

GNMA REMIC Series 2022-196, Class AB
446,557	3.250	04/16/54	418,523

GNMA REMIC Series 2022-199, Class A
620,913	3.250	02/16/54	586,468

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,504,993)			$1,522,555

Federal Agencies – 9.1%
FHLMC
$ 229	6.000%	10/01/23	$233
7,127	5.000	05/01/27	7,152
97,486	2.500	04/01/28	92,618
(12M USD LIBOR + 1.600%),
155,541	2.715(a)	07/01/45	150,128
(12M USD LIBOR + 1.599%),
127,394	3.193(a)	07/01/46	129,482

FNMA
231,731	3.500	10/01/26	226,096
110,525	3.500	12/01/27	107,308
152,402	2.500	03/01/28	143,789
334,395	2.500	05/01/28	315,488
165,556	3.000	05/01/28	157,938
209,699	2.500	07/01/28	197,078
190,292	3.000	09/01/28	182,439
130,474	2.500	01/01/30	124,966
173,386	3.500	10/01/32	168,247
267,500	3.000	08/01/33	242,034
(12M USD LIBOR + 1.597%),
46,888	5.863(a)	12/01/45	47,939

GNMA,
(1 Year CMT + 1.500%)
15	3.000(a)	11/20/24	15
58	4.000(a)	12/20/24	57
1,331	2.875(a)	04/20/26	1,310
1,026	2.625(a)	08/20/26	999
1,951	2.625(a)	01/20/28	1,915

UMBS
163,175	3.000	11/01/26	158,640
130,033	3.000	12/01/26	126,611
197,911	2.000	01/01/31	183,090
1,896	7.000	11/01/31	1,895
196,794	5.000	02/01/32	199,216
55,897	6.000	07/01/33	56,923
346,114	3.500	07/01/34	336,668
205,829	3.500	08/01/35	198,685

			3,558,959

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $25,151,870)			$23,177,126

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 25.6%
United States Treasury Bill(e)
$ 350,000	0.000%	10/12/23	$342,269

United States Treasury Inflation Indexed Notes
1,289,090	0.625	01/15/24	1,270,912

United States Treasury Notes
1,500,000	0.125	07/15/23	1,484,648
450,000	1.250	07/31/23	445,641
550,000	1.375	08/31/23	543,189
1,000,000	1.625	10/31/23	983,984
1,000,000	0.250	05/15/24	953,945
700,000	0.375	08/15/24	663,414
1,000,000	1.500	11/30/24	956,875
750,000	2.125	11/30/24	724,834
950,000	1.000	12/15/24	900,867
500,000	1.125	02/28/25	473,262
300,000	1.250	11/30/26	275,602

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,286,858)			$10,019,442

U.S. Government Agency Obligations – 13.4%
FFCB(f)
$ 600,000	2.920%	05/16/24	$586,531

FHLB
700,000	4.875	09/13/24	702,246

FHLMC
700,000	2.350(f)	03/25/25	671,555
1,000,000	0.375	07/21/25	921,344
750,000	5.250(f)	11/28/25	748,465

FNMA
1,000,000	0.625	04/22/25	932,287
750,000	0.500	06/17/25	695,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,508,277)			$5,257,539

Asset-Backed Securities(a) – 1.1%
Home Equity – 0.8%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 181,384	6.100%	03/25/33	$177,305

Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1M USD LIBOR + 1.400%)
139,709	6.420	07/25/34	121,946

Terwin Mortgage Trust Series 2004-9HE, Class A1(c)

(1M USD LIBOR + 0.800%)
40,121	5.820	09/25/34	37,133

			336,384

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Other – 0.3%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
$ 111,391	5.920%	11/25/34	$105,262

TOTAL ASSET-BACKED SECURITIES
(Cost $426,108)			$441,646

Shares	Dividend Rate	Value

Investment Company – 0.8%

State Street Institutional US Government Money Market Fund – Premier Class
315,315	4.756%	$ 315,315
(Cost $315,315)

TOTAL INVESTMENTS – 100.0%
(Cost $41,688,428)		$39,211,068

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		19,176

NET ASSETS – 100.0%		$39,230,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2023.

(b)	Rate shown is that which is in effect on April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2023. Maturity date disclosed is the ultimate maturity.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 04/30/23	AS OF 10/31/22

Collateralized Mortgage Obligations	46.1%	37.0%
U.S. Treasury Obligations	25.6	41.0
U.S. Government Agency Obligations	13.4	9.3
Federal Agencies	9.1	9.5
Commercial Mortgage Obligations	3.9	0.3
Asset-Backed Securities	1.1	1.1
Investment Company	0.8	2.1

TOTAL INVESTMENTS	100.0%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.6%
Alabama – 1.6%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$1,704,224
1,705,000	5.000		09/01/26	1,827,316
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,447,825

				5,979,365

Alaska – 0.9%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,011,151
1,000,000	5.000		10/01/25	1,044,792
1,000,000	5.000	(a)	10/01/28	1,085,853
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	462,247

				3,604,043

Arizona – 1.2%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,164,503
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)(a)
2,285,000	4.000		11/01/39	2,194,049
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,077,103

				4,435,655

Arkansas – 1.7%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,032,113
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	371,092
500,000	2.280		09/01/26	466,577
250,000	2.400	(a)	09/01/27	229,864
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	629,965
650,000	3.000		11/01/29	645,292
675,000	3.000	(a)	11/01/30	669,633
690,000	3.000	(a)	11/01/31	683,560
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	549,341
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	665,285
635,000	4.000		03/01/32	653,826

				6,596,548

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 0.1%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
$ 450,000	5.400%	08/01/26	$489,832

Colorado – 2.1%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	566,178
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	575,309
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College – Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	471,987
850,000	4.000	11/01/32	888,299
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000	12/01/44	1,803,336
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,008,634
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	300,059
280,000	2.075	11/01/24	267,930
250,000	2.125	05/01/25	236,961
250,000	2.175	11/01/25	235,382
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
410,000	3.000	12/01/36	380,249
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,132,983

			7,867,307

Connecticut – 1.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(b)
560,000	3.250	05/15/24	559,765
830,000	3.750	05/15/24	833,844
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000	11/15/27	350,840
450,000	5.000	11/15/28	484,792
450,000	5.000	11/15/29	490,096
385,000	5.000	11/15/30	422,838
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860	11/15/24	314,713
530,000	1.900	05/15/25	499,665
765,000	1.950	11/15/25	715,913

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa) (continued)
$ 500,000	2.090%		05/15/26	$464,823
State of Connecticut GO Bonds (Social) Series B (AA-/Aa3)(a)
1,555,000	3.000		06/01/32	1,542,313

				6,679,602

Florida – 3.2%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	891,685
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	691,113
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	507,489
495,000	2.050		01/01/28	464,258
515,000	2.100		07/01/28	483,537
520,000	2.125	(a)	01/01/29	488,494
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	726,042
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,011,022
South Broward Hospital District Hospital Revenue Bonds Series 2022 (AA/Aa3)(a)
1,755,000	3.000		05/01/37	1,593,687
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,630,000	5.000		05/01/41	2,893,256
1,250,000	5.000		05/01/42	1,372,522

				12,123,105

Georgia – 1.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
5,000	5.500		08/01/23	5,028
City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	2,041,392
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,053,376
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,664,737
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	573,889
500,000	5.000		06/15/31	580,285
600,000	5.000	(a)	06/15/32	693,381
700,000	5.000	(a)	06/15/33	807,700

				7,419,788

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
$1,000,000	5.500%		03/01/37	$1,141,698
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	509,729
750,000	4.000		07/15/37	757,955

				2,409,382

Illinois – 13.2%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	663,446
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,509,869
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,147,330
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	493,448
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	543,757
1,365,000	3.000	(a)	12/30/38	1,184,011
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	527,749
550,000	3.000		01/01/25	547,881
1,140,000	5.000		01/01/26	1,200,223
525,000	5.000	(a)	01/01/28	566,976
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	822,200
855,000	4.000		10/01/36	857,769
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	814,673
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,547,848
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	511,432
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,699,490
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
1,035,000	5.000		02/01/24	1,048,240
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,128,850
1,000,000	5.000		02/01/25	1,032,106

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
$1,000,000	5.000%	11/01/23	$1,008,091
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,552,609
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,010,386
Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000	04/01/32	781,210
815,000	3.000	04/01/33	812,672
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000	01/01/24	1,215,866
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	517,488
515,000	4.000	12/15/35	534,674
535,000	4.000	12/15/36	551,702
555,000	4.000	12/15/37	569,695
580,000	4.000	12/15/38	593,073
600,000	4.000	12/15/39	609,941
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	818,390
765,000	4.000	01/01/25	775,803
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	848,023
685,000	4.000	12/01/24	693,943
735,000	4.000	12/01/25	754,303
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	871,514
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	2,011,152
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,046,383
1,825,000	4.000	12/01/38	1,852,971
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	729,935
660,000	4.000	12/01/34	693,814
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(c)
4,770,000	0.000	11/01/23	4,694,253
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	806,772
905,000	5.000	12/30/28	1,016,292
960,000	5.000	12/30/29	1,095,367

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
$ 650,000	4.000%		12/01/30	$696,645
700,000	4.000		12/01/31	747,016
700,000	4.000		12/01/32	743,680
725,000	4.000		12/01/33	766,073

				50,267,034

Indiana – 9.1%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000		01/15/34	1,866,695
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,000,000	3.000		07/15/40	2,591,448
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,365,000	4.000		07/01/34	1,434,632
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	841,128
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	1,976,240
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	1,047,744
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000		07/15/33	572,445
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000		07/15/32	555,565
585,000	3.000		07/15/33	572,445
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	546,952
425,000	5.000		02/01/27	431,318
700,000	5.000		02/01/28	710,882
600,000	5.000		02/01/29	609,620
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,598
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	867,170
700,000	4.000	(a)	07/01/32	729,671
700,000	4.000	(a)	07/01/36	711,814
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (AA+/NR)(a)
1,685,000	5.500		07/15/40	1,912,616
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,063,386

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
$1,000,000	5.000%		07/15/24	$1,016,616
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	553,390
400,000	3.000		08/01/35	376,041
700,000	3.000		08/01/37	632,595
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,036,591
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,013,864
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	876,889
910,000	3.000		08/01/30	900,976
940,000	3.000		08/01/31	928,859
485,000	4.000		08/01/32	513,225
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	544,800
500,000	5.000		07/15/32	544,526
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,052,925
750,000	5.000		07/15/31	789,494
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,625,074
1,670,000	3.000		08/01/34	1,659,163

				34,922,397

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	632,752
525,000	3.000	(a)	06/01/31	525,186
555,000	3.000	(a)	06/01/32	547,874

				1,705,812

Kansas(a) – 0.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(b)
700,000	4.000		09/01/25	720,367
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(b)
1,015,000	5.000		09/01/25	1,066,126
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,108,934

				2,895,427

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – 4.6%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
$1,695,000	5.000%		07/01/30	$1,873,587
855,000	5.000		07/01/31	955,809
1,275,000	5.000	(a)	07/01/32	1,422,146
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,031,071
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,929,406
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,839,153
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	429,546
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,060,356
750,000	5.000	(a)	05/01/28	811,506
915,000	5.000	(a)	05/01/29	992,210
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	810,937
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	978,374
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,014,639
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
610,000	5.000		06/01/23	610,607
690,000	5.000		06/01/24	701,334
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,201,517

				17,662,198

Louisiana – 1.9%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	882,534
860,000	3.000		11/01/29	865,698
890,000	3.000		11/01/30	893,081
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	508,932
530,000	4.000		03/01/25	538,962
550,000	4.000		03/01/26	567,120
570,000	4.000		03/01/27	595,901
450,000	4.000	(a)	03/01/28	469,310
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	829,863

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
$ 980,000	4.000%		03/01/28	$1,022,053

				7,173,454

Maine – 2.7%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	917,928
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,621,314
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,143
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,269,961
835,000	2.050		11/15/25	809,974
1,000,000	2.100		11/15/26	961,741
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	781,047
870,000	2.250		11/15/30	800,984
905,000	2.350		11/15/31	831,169
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
470,000	5.000		01/01/24	474,393
215,000	5.000	(a)	01/01/34	225,128
330,000	5.000	(a)	01/01/35	344,720

				10,153,502

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	1,994,665

Massachusetts – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	819,433
710,000	1.900		12/01/32	603,641
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA+/Aa2)
110,000	3.250		06/01/23	109,937

				1,533,011

Michigan – 5.3%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	743,439
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	475,878
1,475,000	2.000		11/01/25	1,390,767
500,000	2.000		05/01/26	467,715
1,875,000	2.000		11/01/26	1,735,617

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
$ 445,000	5.000%		07/01/30	$488,744
495,000	5.000		07/01/32	541,506
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	417,283
Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	925,000
1,135,000	4.000		05/01/24	1,143,056
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,309,029
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	939,431
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,110,000
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,490,225
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(b)
750,000	5.000		05/01/25	782,554
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA+/NR)
500,000	2.816		04/01/25	481,748
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	390,840
470,000	2.550	(a)	04/01/28	453,651
410,000	2.600	(a)	10/01/28	395,061
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,000,513
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,196,283
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	773,643
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	656,352

				20,308,335

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	217,354

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – 1.3%
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
$ 300,000	5.000%		11/01/29	$309,684
400,000	5.000		11/01/30	412,916
500,000	5.000		11/01/31	513,937
400,000	5.000		11/01/32	410,902
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,098,077
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	639,472
690,000	1.850		12/01/30	610,309
1,000,000	1.950	(a)	06/01/31	878,300

				4,873,597

Missouri – 1.6%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	886,345
1,825,000	4.000		04/01/29	1,916,019
810,000	4.000		04/01/30	852,657
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,358,050

				6,013,071

Nebraska(a) – 0.2%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)
860,000	3.000		04/15/34	842,124
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	27,330

				869,454

New Jersey – 2.0%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	576,770
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	731,637
500,000	4.000		06/15/27	527,053
500,000	4.000	(a)	06/15/28	528,396
760,000	4.000	(a)	06/15/29	803,254
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
415,000	3.150		06/15/25	415,022
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(c)
1,255,000	0.000		12/15/26	1,136,323
Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	869,205

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
$ 690,000	4.000%		12/01/26	$720,462
705,000	4.000		12/01/27	746,096
730,000	4.000	(a)	12/01/28	773,596

				7,827,814

New Mexico – 1.3%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	876,695
500,000	4.000		06/01/30	518,795
500,000	4.000		06/01/33	515,063
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	680,650
520,000	2.050	(a)	03/01/32	466,254
585,000	2.100	(a)	09/01/32	523,593
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,595,738

				5,176,788

New York(a) – 1.9%
Little Falls City School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,305,000	2.250		02/01/33	1,185,198
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	509,707
New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000		03/15/38	3,250,655
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	752,448
915,000	2.850		12/01/33	770,210
940,000	3.000		12/01/34	790,173

				7,258,391

North Carolina – 0.6%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	820,731
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
610,000	3.200		01/01/29	607,610
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
350,000	4.000		06/01/23	350,108
480,000	4.000	(a)	06/01/25	480,284

				2,258,733

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 6.7%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
$ 885,000	4.000%	12/01/29	$917,544
960,000	4.000	12/01/31	992,151
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000	12/01/26	560,367
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000	12/01/32	1,052,606
1,000,000	4.000	12/01/33	1,050,558
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000	12/01/25	1,023,547
935,000	5.000	12/01/27	1,031,326
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000	12/01/25	102,802
110,000	5.000	12/01/27	121,183
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000	12/01/31	2,256,642
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	652,112
660,000	3.000	12/01/32	648,615
675,000	3.000	12/01/33	660,712
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000	11/15/31	372,048
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	10/01/27	835,318
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000	12/01/26	641,130
500,000	4.000	12/01/29	507,201
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000	12/01/30	1,298,947
1,155,000	4.000	12/01/31	1,263,510
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000	12/01/34	756,962
2,245,000	4.000	12/01/36	2,283,994
2,170,000	4.000	12/01/37	2,195,107
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000	01/01/24	1,011,321
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000	11/15/31	375,959
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000	12/01/30	1,055,326
1,060,000	4.000	12/01/31	1,113,393

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
$ 700,000	4.000%		06/01/36	$703,465

				25,483,846

Oklahoma – 2.2%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	903,550
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,417,967
1,770,000	4.000	(a)	12/01/30	1,860,516
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,067,237
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,007,475

				8,256,745

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375		01/01/34	1,324,163

Pennsylvania – 9.8%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	326,650
685,000	3.000		11/15/35	641,945
720,000	3.000		11/15/36	661,692
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,738,988
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000		02/15/33	483,005
685,000	4.000		02/15/36	707,951
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,065,439
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,488,387
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000		04/01/33	1,170,771
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000		10/15/35	735,326
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000		10/15/34	945,755

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
$1,400,000	3.000%		04/01/35	$1,329,470
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000		06/01/26	521,518
525,000	5.000		06/01/27	555,939
525,000	5.000		06/01/28	563,592
535,000	5.000		06/01/29	581,472
425,000	5.000		06/01/30	463,171
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,216,148
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000		05/15/40	981,801
1,000,000	4.000		05/15/41	977,607
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	471,712
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	717,789
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	311,313
400,000	2.533		12/01/27	367,556
350,000	2.633		12/01/29	311,659
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,298,993
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/A1)(a)
500,000	5.000		12/01/26	516,341
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,021,540
Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,412,212
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,809,876
1,610,000	2.000		09/01/29	1,473,460
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	244,039
225,000	5.000		05/01/29	248,284
400,000	5.000		05/01/30	447,652
375,000	5.000		05/01/31	425,252
325,000	4.000	(a)	05/01/32	331,527
325,000	4.000	(a)	05/01/33	331,113
300,000	4.000	(a)	05/01/34	305,574

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
$ 550,000	4.000%		07/01/25	$560,302
520,000	4.000		07/01/27	543,674
400,000	5.000	(a)	07/01/28	428,066
500,000	4.000	(a)	07/01/33	510,472
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,022,863
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	673,031
840,000	4.000	(a)	05/15/27	872,298
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	658,686

				37,471,911

Rhode Island(a) – 1.7%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	1,784,716
760,000	4.000		11/01/32	812,828
980,000	4.000		11/01/33	1,043,437
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,088,329
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,785,627

				6,514,937

South Carolina — 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,186,934
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,026,794

				2,213,728

South Dakota — 0.6%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,727
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	753,563
825,000	5.000		09/01/24	842,419
605,000	5.000		09/01/25	628,247

				2,253,956

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
$ 500,000	5.000%		07/01/28	$540,373
600,000	5.000	(a)	07/01/29	649,353
500,000	5.000	(a)	07/01/30	540,679
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,274

				1,855,679

Texas – 8.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,043,999
1,000,000	4.000		08/15/31	1,041,605
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	756,636
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	558,827
485,000	4.000		12/01/32	499,527
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,034,706
1,000,000	4.000		08/15/34	1,044,035
1,000,000	4.000		08/15/35	1,032,522
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa2)(a)
430,000	5.000		09/01/27	452,187
980,000	5.000		09/01/28	1,031,316
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,414,184
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	543,157
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	976,476
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,093,746
900,000	5.000		07/01/30	996,638
1,200,000	5.000		07/01/31	1,339,669
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,532,799
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,063,947

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
$ 905,000	4.000%		03/01/32	$969,726
970,000	4.000	(a)	03/01/33	1,036,789
1,015,000	4.000	(a)	03/01/34	1,077,774
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	311,025
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,019,355
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,518,498
1,500,000	4.000		08/15/38	1,509,178
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,933,085
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(c)
465,000	0.000		02/15/25	433,653
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000		12/15/32	1,435,634
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	821,460
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000		09/01/31	919,066
870,000	4.000		09/01/32	905,720

				32,346,939

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000		07/01/26	1,044,445
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000		07/01/34	535,235

				1,579,680

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000		06/15/24	303,623
400,000	5.000		06/15/25	411,289
400,000	5.000		06/15/26	417,721
780,000	5.000		06/15/27	828,317
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	430,366
455,000	5.000		06/15/30	493,078
475,000	5.000		06/15/31	517,704

				3,402,098

Washington(a) – 0.9%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600		06/01/26	896,194

The accompanying notes are an integral part of these financial statements.	33

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – (continued)
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
$1,500,000	5.000%	05/01/37	$1,547,877
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A+/WR)
495,000	5.000	08/15/27	513,553
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	159,678
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	283,040

			3,400,342

Wisconsin(a) – 2.6%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,246,492
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,634,533
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	545,558
765,000	4.000	03/01/31	801,432
540,000	4.000	03/01/32	562,297
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,907,348
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,133,591

			9,831,251

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $390,564,864)			$376,650,939

Shares	Dividend Rate	Value

Investment Company – 1.6%

State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
6,157,254	4.756%	$ 6,157,254
(Cost $6,157,254)

TOTAL INVESTMENTS – 100.2%
(Cost $396,722,118)		$382,808,193

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(755,990)

NET ASSETS – 100.0%		$382,052,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

General Obligation	33.9%	34.5%
Lease	17.3	16.4
Limited Tax	13.0	10.1
Hospital	9.2	7.7
Single Family Housing	5.4	8.4
Transportation	5.4	4.0
Higher Education	4.2	6.4
Water/Sewer	2.6	2.8
Prerefunded/Escrow to Maturity	2.3	2.3
Student	2.1	2.0
Investment Company	1.6	0.3
Multi Family Housing	1.2	1.2
Power	0.8	1.3
Utilities	0.7	1.0
Not For Profit	0.5	0.5

TOTAL INVESTMENTS	100.2%	98.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.3%
Alabama(a) – 0.8%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$2,171,021

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,543,860

Illinois(a) – 1.8%
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA+/Aa2)
3,000,000	2.900		08/01/31	2,849,449

Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	525,313
500,000	4.000		12/01/35	520,911
500,000	4.000		12/01/36	515,519
515,000	4.000		12/01/37	526,316

				4,937,508

Indiana – 2.3%
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,650,000	3.000		07/15/40	3,152,929

Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	500,168
860,000	3.000		08/01/28	851,436
500,000	3.000	(a)	08/01/33	487,806

Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue) - Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,584,379

				6,576,718

Kansas(a) – 0.5%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,393,711

Maine(a) – 1.0%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,768,942

Michigan(a) – 1.0%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,832,749

Missouri – 88.6%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000		04/15/43	1,976,900

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
$ 760,000	4.000%	08/15/28	$793,619
645,000	4.000	08/15/29	673,498
825,000	4.000	08/15/30	861,618
555,000	4.000	08/15/31	578,990

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,198,770
1,000,000	4.000	03/01/40	1,038,025
750,000	4.000	03/01/41	778,082

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,132,933
1,655,000	4.000	10/01/34	1,700,116

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	948,239
750,000	4.000	03/01/37	765,470

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
915,000	4.000	03/01/28	963,015

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,437,715
1,735,000	4.000	10/01/38	1,736,897

City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,222,106

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)(a)
1,850,000	4.000	10/01/30	1,938,696

City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000	10/01/30	513,437
520,000	3.000	10/01/31	524,382
550,000	3.000	10/01/33	550,150
570,000	3.000	10/01/34	566,262

City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000	03/01/31	1,131,171
1,230,000	4.000	03/01/34	1,263,841
750,000	4.000	03/01/37	755,722
530,000	4.000	03/01/40	519,745

City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000	04/01/35	1,142,492
760,000	5.000	04/01/36	858,114
1,435,000	5.000	04/01/37	1,602,451

City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000	05/01/34	972,889
640,000	4.000	05/01/35	668,118

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a) – (continued)
$ 685,000	4.000%		05/01/36	$706,608

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,023,075
1,000,000	4.000		03/01/35	1,019,108

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,025,066
1,000,000	4.000		03/01/34	1,023,075

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	488,859

County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	696,050
670,000	5.000		10/01/30	733,081
705,000	5.000		10/01/31	774,442
740,000	5.000	(a)	10/01/32	807,589

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,476,249

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,118,865
1,100,000	4.000	(a)	04/01/28	1,143,377

County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,050,354

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,201,232
1,200,000	4.000		03/01/33	1,251,367
625,000	4.000		03/01/34	649,509

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	771,821
830,000	5.000	(a)	04/01/30	937,377
905,000	5.000	(a)	04/01/31	1,023,581

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	771,728
1,780,000	3.000		12/30/33	1,707,658

Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,240,621
1,000,000	5.000		09/01/37	1,091,341

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	932,511

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
$ 905,000	4.000%		03/01/30	$945,706
985,000	4.000		03/01/32	1,027,058

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
185,000	5.625		03/01/25	185,100

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,339,465

Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
2,750,000	5.000		03/01/42	3,042,909

Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	352,496
400,000	4.000		02/15/35	398,418
580,000	4.000		02/15/36	569,957
700,000	4.000		02/15/37	668,186

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)
500,000	5.000		06/01/25	518,177
500,000	5.000	(a)	06/01/34	569,204

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (AA/Aa2)
2,000,000	5.000		05/01/33	2,380,242

Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,548,451

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,393,252

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	958,178

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	720,034
630,000	4.000		05/01/29	650,111
675,000	4.000		05/01/30	696,673

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,145,057
1,000,000	5.500		03/01/36	1,138,409

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	457,580
575,000	3.250		04/15/30	562,806

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a) – (continued)
$ 550,000	3.300%		04/15/31	$536,774
700,000	3.375		04/15/32	680,817

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,659
200,000	4.000	(a)	03/01/30	210,361
165,000	4.000	(a)	03/01/31	173,386
180,000	4.000	(a)	03/01/32	188,980
200,000	4.000	(a)	03/01/33	209,820

Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
1,365,000	4.000		03/01/28	1,421,255

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,455,000	4.000		12/01/28	1,495,663

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	718,084
1,575,000	4.000		03/01/32	1,674,626

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,264,761

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,485

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,595,753

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	581,533
605,000	3.000		04/01/30	600,249
420,000	3.000		04/01/31	417,070
460,000	3.000		04/01/33	443,581

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,921,158

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
450,000	2.318		02/15/24	439,988
500,000	2.378		02/15/25	478,614
1,020,000	2.558		02/15/26	965,664
815,000	2.844		02/15/28	755,160
825,000	2.894		02/15/29	753,892

Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,255,290

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
$2,000,000	5.000%		03/01/30	$2,193,008

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,326,774

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,710,256
1,370,000	5.000		03/01/29	1,483,807

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,133,702

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,917,505

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,084,035
1,000,000	5.000	(a)	09/01/31	1,084,444

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,040,618

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	986,980
500,000	4.000		03/01/30	525,279

Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,936,003

Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,145,990
1,100,000	5.250		05/01/37	1,244,639

Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	548,990
500,000	5.250		12/01/42	547,997

Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	942,234
990,000	4.000	(a)	04/01/32	1,038,950
1,095,000	4.000	(a)	04/01/33	1,142,712

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
$ 400,000	4.000%	04/01/28	$400,349
425,000	5.000	04/01/31	425,465
475,000	5.000	04/01/32	475,523
500,000	5.000	04/01/33	500,558
500,000	5.000	04/01/34	500,581

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000	04/01/27	609,435

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	809,146

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000	01/01/30	612,679
775,000	5.000	01/01/31	797,518

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,441,912

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	624,175
640,000	5.000	10/01/26	676,746
2,030,000	5.000	10/01/27	2,187,697

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	730,583
800,000	5.000	09/01/38	841,812

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,413,820

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,579,308

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,420,403
1,000,000	5.000	12/01/33	1,031,511

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,041,614
1,100,000	5.000	06/01/37	1,187,504

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
$1,250,000	4.000%	05/15/33	$1,275,142
250,000	4.000	05/15/39	250,348

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	308,229
315,000	2.500	05/01/31	295,178
325,000	2.550	11/01/31	304,497

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
175,000	3.550	11/01/30	173,220

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
260,000	3.050	11/01/28	256,938
240,000	3.150	11/01/29	237,845
260,000	3.250	11/01/30	259,067

Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,248,716

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	520,479
800,000	4.000	03/01/34	829,606

North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,458,760

North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,319,752

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	502,160

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	382,138

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	1,024,921
1,000,000	4.000	03/01/38	1,018,601
750,000	4.000	03/01/39	759,520

Platte County Reorganized School District No R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250	03/01/40	2,463,869

Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	626,771
1,600,000	3.000	03/01/35	1,581,138

38	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A+/NR)(a)
$ 225,000	3.150%		07/01/27	$225,071
410,000	3.450		07/01/32	410,072

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,418,378

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,674,587
1,355,000	5.000		07/01/32	1,522,088

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	549,189

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,343,717

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,438,646
1,220,000	5.000	(a)	07/01/28	1,298,250
1,400,000	5.000	(a)	07/01/30	1,492,736

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,000,886
1,405,000	4.000		05/01/27	1,406,368

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	490,085
475,000	4.000		11/01/35	491,343
815,000	4.000		11/01/36	837,434
845,000	4.000		11/01/37	856,092
920,000	4.000		11/01/38	923,813

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,605,000	2.125		04/01/39	1,884,856

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000		07/15/28	1,271,981

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,550,963
1,615,000	3.000		07/15/33	1,579,828
1,665,000	3.000		07/15/34	1,602,918

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,029,342

St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000		12/01/44	1,988,791

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
$1,085,000	5.000%	04/01/26	$1,127,194

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	1,029,155
2,000,000	4.000	04/01/36	2,044,520
2,515,000	4.000	04/01/37	2,542,563

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,930,000	4.000	04/01/26	1,931,235

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,020,960

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,895,329

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,390,000	5.000	04/15/26	1,460,758

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,645,886

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000	03/15/39	1,677,907

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000	04/01/29	1,034,452
1,000,000	4.000	04/01/30	1,033,232

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,779,354
1,840,000	4.000	03/01/34	1,893,562

Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000	03/01/39	2,005,457

Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000	03/01/40	1,219,573

Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	729,225

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000	06/01/25	848,792

University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000	04/15/39	615,672

The accompanying notes are an integral part of these financial statements.	39

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
$ 555,000	4.000%		03/01/27	$577,141
450,000	4.000	(a)	03/01/35	459,991
500,000	4.000	(a)	03/01/37	505,220
755,000	4.000	(a)	03/01/39	758,097

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	477,673
560,000	3.000		03/01/37	520,249

Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,410,623

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	527,718
890,000	4.000		03/01/33	938,632

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	4.000		08/01/26	1,018,414

Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	285,288
260,000	5.000		03/01/33	300,084
340,000	5.000	(a)	03/01/34	389,408
360,000	5.000	(a)	03/01/35	408,854
380,000	5.000	(a)	03/01/36	425,649
320,000	5.000	(a)	03/01/37	354,538
600,000	4.000	(a)	03/01/39	599,102

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,823,617
2,095,000	0.000		03/01/27	1,839,518

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2018 (AA+/Aa1)(a)
1,480,000	4.000		03/01/29	1,548,116

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,843,213
1,800,000	4.000		04/01/33	1,831,255
1,800,000	4.000		04/01/34	1,829,720

				248,577,636

North Dakota(a) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,227,756
105,000	3.150		01/01/36	97,770

				2,325,526

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.9%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
$1,500,000	2.000%	12/01/31	$1,353,985

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000	12/01/35	671,609

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	586,794

			2,612,388

Oklahoma(a) – 0.7%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000	09/01/33	1,865,240

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $288,514,644)			$278,605,299

Shares	Dividend Rate	Value

Investment Company – 2.2%

State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
6,012,963	4.756%	$6,012,963
(Cost $6,012,963)

TOTAL INVESTMENTS – 101.5%
(Cost $294,527,607)		$284,618,262

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(4,093,943)

NET ASSETS – 100.0%		$280,524,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

40	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

Lease	40.7%	37.9%
General Obligation	27.0	27.1
Hospital	8.1	7.4
Limited Tax	8.1	7.1
Higher Education	4.3	7.5
Transportation	3.7	3.6
Single Family Housing	3.5	3.6
Investment Company	2.2	—
Water/Sewer	1.8	2.4
Power	1.1	0.8
Multi Family Housing	0.5	0.4
Utilities	0.5	—
Not For Profit	—	0.6
Prerefunded/Escrow to Maturity	—	0.4

TOTAL INVESTMENTS	101.5%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.0%
Alabama(a) – 1.4%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%	12/01/35	$1,008,069
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,085,510

			2,093,579

Georgia(a) – 0.6%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	848,547

Illinois(a) – 1.9%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	1,041,881
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,730,449

			2,772,330

Indiana – 5.2%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000	01/15/35	450,520
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,420,000	4.000	07/01/35	1,466,114
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250	08/01/37	562,720
500,000	5.250	08/01/42	551,066
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000	08/01/38	1,686,032
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
775,000	4.750	07/15/45	803,358
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000	08/01/34	528,133
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000	08/01/31	1,545,766

			7,593,709

Iowa(a) – 0.6%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000	06/01/43	793,896

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – 83.0%
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
$ 560,000	5.000%		09/01/27	$610,871
585,000	5.000		09/01/28	651,484
415,000	5.000	(a)	09/01/29	468,560
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	2,008,162
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	811,626
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000		09/01/39	820,117
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	904,484
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,380,844
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,046,359
500,000	4.000		09/01/31	521,161
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,401,126
1,305,000	4.000	(a)	09/01/28	1,369,576
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,014,160
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	620,716
600,000	4.000		12/01/29	631,048
650,000	4.000		12/01/30	681,643
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	693,484
740,000	4.000	(a)	09/01/28	775,831
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
525,000	3.000		09/01/23	524,048
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,262,134
1,000,000	3.000		11/01/30	1,002,611
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	524,377
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	496,477
350,000	3.000		10/01/28	351,538
300,000	3.000		10/01/29	301,113

42	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
$ 545,000	4.000%		08/01/27	$565,421
445,000	3.000		08/01/28	447,157
525,000	3.000		08/01/29	527,506
650,000	3.000		08/01/32	643,471
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	1,895,010
County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	882,843
Crawford County Unified School District No 250 Pittsburg GO Bonds Series 2022 BAM (AA/A2)(a)
750,000	4.000		09/01/41	743,787
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,550,924
1,000,000	5.000		08/01/44	1,088,837
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	333,517
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,091,700
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,580,432
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
2,470,000	5.000		09/01/25	2,591,561
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,036,381
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000	(b)	12/01/25	327,929
380,000	4.000		12/01/26	392,346
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(b)
865,000	3.661		09/01/25	850,796
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000		08/01/47	1,038,810
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000		09/01/31	462,212
450,000	4.000		09/01/32	481,741
475,000	4.000		09/01/33	505,923
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,030,961
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,072,399
1,000,000	3.500	(a)	09/01/30	1,012,671

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
$1,000,000	4.000%	09/01/33	$1,021,608
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,094,839
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,511,157
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,035,265
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,038,036
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	654,349
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(b)
1,000,000	4.000	10/01/25	1,028,044
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,706,433
785,000	5.000	10/01/42	889,073
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
545,000	4.000	04/01/24	548,093
1,000,000	4.000	04/01/25	1,018,003
350,000	4.000	04/01/26	360,455
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	560,794
Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
265,000	3.125	05/01/50	206,448
280,000	3.125	05/01/51	216,487
Kansas Development Finance Authority Revenue Bonds (Wichita State University Project) Series 2020 (NR/Aa3)
2,000,000	5.000	06/01/24	2,036,908
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,310,653
1,110,000	5.000	09/01/34	1,159,514
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,506,970
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,869,754
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,018,476

The accompanying notes are an integral part of these financial statements.	43

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A-/NR)(a)
$1,715,000	5.000%		07/01/32	$1,839,634
1,335,000	4.000		07/01/37	1,337,820
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(b)	09/01/26	522,820
1,165,000	4.000		09/01/31	1,203,461
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,025,662
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,091,950
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000		09/01/39	174,897
380,000	3.000		09/01/40	324,667
320,000	3.000		09/01/41	268,785
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		09/01/43	810,949
750,000	4.000		09/01/48	732,307
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,180,000	3.000		09/01/28	1,148,065
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	544,878
350,000	3.000		09/01/38	326,143
575,000	3.000		09/01/41	514,068
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(b)
170,000	3.000		09/01/26	171,660
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,832,828
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
1,885,000	5.000		09/01/25	1,979,949
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,086,910
1,000,000	4.000		10/01/31	1,094,029
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	965,330
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	811,135
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(b)
1,425,000	5.000		09/01/24	1,461,646
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,350,595

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
$ 300,000	3.000%		09/01/26	$300,869
715,000	4.000	(a)	09/01/29	749,889
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	888,560
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	383,308
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(b)
700,000	4.000		09/01/25	718,769
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	497,656
1,000,000	4.000		09/01/31	1,025,018
1,065,000	5.000		09/01/32	1,111,039
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
450,000	3.000		09/01/23	449,590
490,000	3.000		09/01/25	490,842
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	627,527
650,000	4.000		09/01/30	679,849
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(c)
2,000,000	0.000		09/01/23	1,974,741
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	936,539
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,592,102
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,098,129
1,250,000	5.000	(a)	09/01/32	1,374,040
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,038,262
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,654,536
1,930,000	5.000	(a)	09/01/48	2,033,792
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	504,946
515,000	4.000		07/01/27	536,694
555,000	4.000		07/01/29	590,091
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
1,200,000	5.000		12/01/35	1,240,862

44	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
$ 590,000	5.000%	12/01/25	$621,556
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000	12/01/42	940,299
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,109,630
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	422,281
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000	10/01/29	1,637,444
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,022,557
1,000,000	4.250	09/01/39	1,000,159
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(b)
500,000	5.500	09/01/26	546,613

			120,237,621

Missouri – 1.2%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000	04/01/33	420,426
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
305,000	3.000	04/01/24	303,422
315,000	3.000	04/01/25	310,621
325,000	3.000	04/01/26	319,137
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR) (continued)
335,000	3.000	04/01/27	328,007

			1,681,613

Ohio(a) – 0.7%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	979,763

Oklahoma – 0.7%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	1,078,521

Texas(a) – 2.2%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,038,336
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2023 AGM (AA/NR)
1,000,000	4.000	10/01/42	986,290

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas(a) – (continued)
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
$ 500,000	5.250%	02/15/38	$566,318
500,000	5.250	02/15/39	562,771

			3,153,715

Utah(a) – 0.8%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	666,349
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	485,138

			1,151,487

Wisconsin(a) – 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	539,315
500,000	5.000	12/01/39	536,145

			1,075,460

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $147,064,522)			$143,460,241

Shares	Dividend Rate	Value

Investment Company – 0.4%

State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
669,620	4.756%	$669,620
(Cost $669,620)

TOTAL INVESTMENTS – 99.4%
(Cost $147,734,142)		$144,129,861

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		812,815

NET ASSETS – 100.0%		$144,942,676

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	45

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2023 (Unaudited)

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 4/30/23	AS OF 10/31/22

General Obligation	44.1%	42.8%
Lease	17.3	15.2
Hospital	9.3	7.9
Prerefunded/Escrow to Maturity	7.0	11.4
Water/Sewer	7.0	5.9
Higher Education	4.9	7.3
Limited Tax	4.6	1.7
Transportation	3.4	3.3
Power	1.4	1.3
Investment Company	0.4	2.7

TOTAL INVESTMENTS	99.4%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $132,177,518, $241,871,946, $177,435,315 and $1,170,550,805, respectively)	$201,241,949	$285,506,061	$220,232,762	$1,075,012,836
Cash	—	—	—	3,494
Receivables:
Fund shares sold	72,599	96,879	136,302	2,011,371
Interest and dividends	46,619	454,698	55,660	8,771,107
Other	2,611	4,796	3,371	16,405

Total Assets	201,363,778	286,062,434	220,428,095	1,085,815,213

Liabilities:
Payables:
Fund shares redeemed	262,562	320,645	276,750	408,111
Dividends	—	—	—	2,071,761
Investments purchased on an extended settlement basis	—	—	—	1,000,000
Advisory fees	65,447	70,620	88,588	327,239
Deferred trustee fees	40,946	46,565	25,480	260,269
Administrative fees	22,497	32,311	24,801	121,214
Investments purchased	—	—	—	30,657
Accrued expenses	54,204	103,670	64,981	253,967

Total Liabilities	445,656	573,811	480,600	4,473,218

Net Assets:
Paid-in capital	128,751,581	239,242,349	169,072,228	1,188,549,841
Total distributable earnings (loss)	72,166,541	46,246,274	50,875,267	(107,207,846)

Net Assets	$200,918,122	$285,488,623	$219,947,495	$1,081,341,995

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	5,335,904	9,094,130	5,307,236	60,690,785
Net asset value (net assets/shares outstanding)	$37.65	$31.39	$41.44	$17.82

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2023 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $41,688,428, $396,722,118, $294,527,607 and $147,734,142, respectively)	$39,211,068	$382,808,193	$284,618,262	$144,129,861
Receivables:
Interest and dividends	129,757	4,496,172	2,378,241	1,243,826
Reimbursement from adviser	13,189	—	—	6,283
Fund shares sold	78	370,073	142,549	122,910
Other	880	6,228	5,179	2,428

Total Assets	39,354,972	387,680,666	287,144,231	145,505,308

Liabilities:
Payables:
Deferred trustee fees	45,559	75,580	90,570	32,617
Dividends	18,202	622,896	440,820	221,528
Investments purchased on an extended settlement basis	—	4,312,218	4,321,620	—
Advisory fees	16,583	107,855	87,747	54,350
Fund shares redeemed	6,313	382,155	1,566,659	171,101
Administrative fees	4,560	43,499	32,439	16,509
Accrued expenses	33,511	84,260	80,057	66,527

Total Liabilities	124,728	5,628,463	6,619,912	562,632

Net Assets:
Paid-in capital	48,675,371	397,245,411	295,698,605	150,910,355
Total distributable earnings (loss)	(9,445,127)	(15,193,208)	(15,174,286)	(5,967,679)

Net Assets	$39,230,244	$382,052,203	$280,524,319	$144,942,676

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,505,170	20,520,680	15,116,336	7,877,393
Net asset value (net assets/shares outstanding)	$15.66	$18.62	$18.56	$18.40

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2023 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$978,066	$4,879,827	$1,204,254	$254,297
Interest	—	—	—	18,441,619

Total Investment Income	978,066	4,879,827	1,204,254	18,695,916

Expenses:
Advisory fees	357,873	442,035	534,049	1,909,947
Administration fees	123,019	202,599	149,487	695,909
Professional fees	36,613	48,949	36,170	165,484
Transfer Agent fees	36,384	50,311	27,316	36,549
Custody, accounting and administrative services	27,666	48,550	34,822	166,989
Shareholder servicing fees	17,591	178,269	28,746	219,086
Trustee fees	12,527	21,524	15,882	72,021
Registration fees	10,687	10,491	11,085	15,197
Printing and mailing fees	7,902	13,410	9,015	28,047
Other	17,878	15,286	10,908	47,375

Total Expenses	648,140	1,031,424	857,480	3,356,604

Net Investment Income	$329,926	$3,848,403	$346,774	$15,339,312

Realized and unrealized gain (loss)
Net realized gain (loss)	2,943,964	3,198,775	7,988,172	(2,769,498)
Net change in unrealized gain (loss)	15,354,816	(6,735,262)	2,489,622	56,586,778

Net realized and unrealized gain (loss)	18,298,780	(3,536,487)	10,477,794	53,817,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,628,706	$311,916	$10,824,568	$69,156,592

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2023 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$542,539	$4,892,787	$3,921,941	$1,863,994
Dividends	11,080	121,551	66,853	54,420

Total Investment Income	553,619	5,014,338	3,988,794	1,918,414

Expenses:
Advisory fees	107,434	649,575	535,626	331,126
Custody, accounting and administrative services	29,839	90,348	70,033	38,610
Administration fees	29,544	261,807	199,136	100,863
Transfer Agent fees	17,964	22,190	24,428	19,018
Shareholder servicing fees	15,034	15,527	44,358	19,695
Professional fees	8,369	62,506	51,261	24,032
Registration fees	9,985	12,775	12,264	7,929
Printing and mailing fees	4,075	10,469	9,489	5,758
Trustee fees	3,519	27,427	22,138	10,693
Other	3,916	18,768	15,958	8,253

Total Expenses	229,679	1,171,392	984,691	565,977
Less — expense reductions	(83,585)	—	—	(52,499)

Net Expenses	146,094	1,171,392	984,691	513,478

Net Investment Income	$407,525	$3,842,946	$3,004,103	$1,404,936

Realized and unrealized gain (loss)
Net realized loss	(1,371,385)	(1,803,475)	(2,262,214)	(2,175,846)
Net change in unrealized gain	2,183,726	21,783,998	18,648,017	9,801,131

Net realized and unrealized gain	812,341	19,980,523	16,385,803	7,625,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,219,866	$23,823,469	$19,389,906	$9,030,221

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
From Operations:
Net investment income	$329,926	$414,721	$3,848,403	$8,424,470
Net realized gain	2,943,964	10,610,590	3,198,775	15,694,897
Net change in unrealized gain (loss)	15,354,816	(53,608,985)	(6,735,262)	(29,756,991)

Net increase (decrease) in net assets from operations	18,628,706	(42,583,674)	311,916	(5,637,624)

Distributions to Shareholders:

From distributable earnings	(11,128,619)	(42,187,100)	(20,594,154)	(18,403,534)

From Share Transactions:
Proceeds from sales of shares	33,414,941	45,716,458	16,219,706	40,647,306
Reinvestment of distributions	3,321,692	12,473,149	9,947,954	8,480,695
Cost of shares redeemed	(18,445,439)	(33,955,287)	(25,646,125)	(66,206,589)

Net increase (decrease) in net assets resulting from share transactions	18,291,194	24,234,320	521,535	(17,078,588)

TOTAL INCREASE (DECREASE)	25,791,281	(60,536,454)	(19,760,703)	(41,119,746)

Net Assets:
Beginning of period	175,126,841	235,663,295	305,249,326	346,369,072
End of period	$200,918,122	$175,126,841	$285,488,623	$305,249,326

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
From Operations:
Net investment income	$346,774	$367,060	$15,339,312	$27,928,832
Net realized gain (loss)	7,988,172	3,714,773	(2,769,498)	1,538,075
Net change in unrealized gain (loss)	2,489,622	(56,478,763)	56,586,778	(214,705,267)

Net increase (decrease) in net assets from operations	10,824,568	(52,396,930)	69,156,592	(185,238,360)

Distributions to Shareholders:

From distributable earnings	(4,233,485)	(51,815,856)	(16,655,440)	(36,742,037)

From Share Transactions:
Proceeds from sales of shares	13,558,651	36,534,213	144,224,817	215,542,550
Reinvestment of distributions	920,999	10,183,082	4,574,597	10,585,768
Cost of shares redeemed	(16,890,780)	(43,551,601)	(113,863,527)	(243,687,673)

Net increase (decrease) in net assets resulting from share transactions	(2,411,130)	3,165,694	34,935,887	(17,559,355)

TOTAL INCREASE (DECREASE)	4,179,953	(101,047,092)	87,437,039	(239,539,752)

Net Assets:
Beginning of period	215,767,542	316,814,634	993,904,956	1,233,444,708
End of period	$219,947,495	$215,767,542	$1,081,341,995	$993,904,956

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
From Operations:
Net investment income	$407,525	$684,436	$3,842,946	$6,844,335
Net realized gain (loss)	(1,371,385)	(35,774)	(1,803,475)	790,911
Net change in unrealized gain (loss)	2,183,726	(5,226,352)	21,783,998	(54,535,999)

Net increase (decrease) in net assets from operations	1,219,866	(4,577,690)	23,823,469	(46,900,753)

Distributions to Shareholders:

From distributable earnings	(412,102)	(844,868)	(4,507,682)	(10,986,126)

From Share Transactions:
Proceeds from sales of shares	920,587	12,052,939	67,587,848	131,917,033
Reinvestment of distributions	305,997	643,868	147,052	521,296
Cost of shares redeemed	(16,996,414)	(14,876,352)	(85,284,952)	(155,933,434)

Net decrease in net assets resulting from share transactions	(15,769,830)	(2,179,545)	(17,550,052)	(23,495,105)

TOTAL INCREASE (DECREASE)	(14,962,066)	(7,602,103)	1,765,735	(81,381,984)

Net Assets:
Beginning of period	54,192,310	61,794,413	380,286,468	461,668,452
End of period	$39,230,244	$54,192,310	$382,052,203	$380,286,468

The accompanying notes are an integral part of these financial statements.	53

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
From Operations:
Net investment income	$3,004,103	$6,526,181	$1,404,936	$2,826,770
Net realized gain (loss)	(2,262,214)	(410,491)	(2,175,846)	(122,102)
Net change in unrealized gain (loss)	18,648,017	(44,542,387)	9,801,131	(21,569,775)

Net increase (decrease) in net assets from operations	19,389,906	(38,426,697)	9,030,221	(18,865,107)

Distributions to Shareholders:

From distributable earnings	(2,999,727)	(6,503,215)	(1,400,635)	(2,814,919)

From Share Transactions:
Proceeds from sales of shares	26,157,528	93,534,953	14,036,848	25,853,878
Reinvestment of distributions	362,553	735,172	125,510	246,463
Cost of shares redeemed	(75,223,545)	(121,183,571)	(25,686,452)	(33,500,706)

Net decrease in net assets resulting from share transactions	(48,703,464)	(26,913,446)	(11,524,094)	(7,400,365)

TOTAL DECREASE	(32,313,285)	(71,843,358)	(3,894,508)	(29,080,391)

Net Assets:
Beginning of period	312,837,604	384,680,962	148,837,184	177,917,575
End of period	$280,524,319	$312,837,604	$144,942,676	$148,837,184

54	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$36.54		$56.39	$42.32	$37.43	$34.61	$33.21

Net investment income(a)	0.07		0.09	0.07	0.15	0.21	0.23

Net realized and unrealized gain (loss)	3.41		(9.74)	15.90	6.95	5.69	3.04

Total from investment operations	3.48		(9.65)	15.97	7.10	5.90	3.27

Distributions to shareholders from net investment income	(0.08)		(0.08)	(0.15)	(0.19)	(0.22)	(0.23)

Distributions to shareholders from net realized gains	(2.29)		(10.12)	(1.75)	(2.02)	(2.86)	(1.64)

Total distributions	(2.37)		(10.20)	(1.90)	(2.21)	(3.08)	(1.87)

Net asset value, end of period	$37.65		$36.54	$56.39	$42.32	$37.43	$34.61

Total return(b)	10.08%		(20.81)%	38.86%	19.89%	19.10%	10.23%

Net assets, end of period (in 000s)	$200,918		$175,127	$235,663	$210,702	$168,179	$123,768

Ratio of net expenses to average net assets	0.72	%(c)	0.74%	0.68%	0.71%	0.75%	0.76%

Ratio of total expenses to average net assets	0.72	%(c)	0.74%	0.68%	0.71%	0.75%	0.76%

Ratio of net investment income to average net assets	0.45	%(c)	0.23%	0.14%	0.38%	0.61%	0.67%

Portfolio turnover rate	18%		36%	39%	37%	39%	45%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$33.64		$36.21	$26.84	$31.50	$30.97	$33.02

Net investment income(a)	0.42		0.89	0.82	0.84	0.76	0.81

Net realized and unrealized gain (loss)	(0.39)		(1.52)	9.34	(3.14)	3.32	1.20

Total from investment operations	0.03		(0.63)	10.16	(2.30)	4.08	2.01

Distributions to shareholders from net investment income	(0.48)		(0.90)	(0.79)	(0.82)	(0.79)	(0.80)

Distributions to shareholders from net realized gains	(1.80)		(1.04)	—	(1.54)	(2.76)	(3.26)

Total distributions	(2.28)		(1.94)	(0.79)	(2.36)	(3.55)	(4.06)

Net asset value, end of period	$31.39		$33.64	$36.21	$26.84	$31.50	$30.97

Total return(b)	(0.07)%		(1.74)%	38.10%	(7.69)%	14.65%	6.22%

Net assets, end of period (in 000s)	$285,489		$305,249	$346,369	$242,146	$286,982	$221,189

Ratio of net expenses to average net assets	0.70	%(c)	0.68%	0.66%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.70	%(c)	0.68%	0.66%	0.71%	0.71%	0.79%

Ratio of net investment income to average net assets	2.89	%(c)	2.56%	2.44%	2.99%	2.52%	2.56%

Portfolio turnover rate	19%		34%	29%	54%	36%	49%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Growth Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$40.20		$59.47	$46.51	$43.88	$40.44	$40.46

Net investment income(a)	0.06		0.07	0.06	0.11 (b)	0.14	0.18

Net realized and unrealized gain (loss)	1.97		(9.55)	15.06	5.36	7.00	2.58

Total from investment operations	2.03		(9.48)	15.12	5.47	7.14	2.76

Distributions to shareholders from net investment income	(0.10)		(0.05)	(0.10)	(0.14)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	(0.69)		(9.74)	(2.06)	(2.70)	(3.53)	(2.58)

Total distributions	(0.79)		(9.79)	(2.16)	(2.84)	(3.70)	(2.78)

Net asset value, end of period	$41.44		$40.20	$59.47	$46.51	$43.88	$40.44

Total return(b)	5.10%		(18.58)%	33.46%	13.08%	19.76%	7.04%

Net assets, end of period (in 000s)	$219,947		$215,768	$316,815	$294,328	$222,697	$161,719

Ratio of net expenses to average net assets	0.79	%(c)	0.77%	0.72%	0.77%	0.81%	0.83%

Ratio of total expenses to average net assets	0.79	%(c)	0.77%	0.72%	0.77%	0.81%	0.83%

Ratio of net investment income to average net assets	0.37	%(c)	0.15%	0.10%	0.26%	0.33%	0.44%

Portfolio turnover rate	19%		63%	36%	69%	53%	71%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Month Ended April 30, 2023 (unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$16.91		$20.65	$20.85	$20.46	$19.05	$20.04

Net investment income(a)	0.26		0.47	0.46	0.53	0.60	0.59

Net realized and unrealized gain (loss)	0.93		(3.59)	(0.13)	0.44	1.45	(0.94)

Total from investment operations	1.19		(3.12)	0.33	0.97	2.05	(0.35)

Distributions to shareholders from net investment income	(0.28)		(0.52)	(0.53)	(0.58)	(0.64)	(0.64)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.28)		(0.62)	(0.53)	(0.58)	(0.64)	(0.64)

Net asset value, end of period	$17.82		$16.91	$20.65	$20.85	$20.46	$19.05

Total return(b)	7.11%		(15.39)%	1.60%	4.82%	10.90%	(1.80)%

Net assets, end of period (in 000s)	$1,081,342		$993,905	$1,233,445	$1,276,727	$1,197,380	$1,094,903

Ratio of net expenses to average net assets	0.66	%(c)	0.64%	0.60%	0.61%	0.62%	0.66%

Ratio of total expenses to average net assets	0.66	%(c)	0.64%	0.60%	0.61%	0.62%	0.66%

Ratio of net investment income to average net assets	3.03	%(c)	2.50%	2.20%	2.55%	3.04%	3.00%

Portfolio turnover rate	9%		19%	25%	20%	16%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$15.36		$16.85	$17.25	$17.14	$16.73	$17.11

Net investment income(a)	0.12		0.19	0.15	0.23	0.34	0.28

Net realized and unrealized gain (loss)	0.32		(1.45)	(0.24)	0.23	0.44	(0.35)

Total from investment operations	0.44		(1.26)	(0.09)	0.46	0.78	(0.07)

Distributions to shareholders from net investment income	(0.14)		(0.23)	(0.30)	(0.35)	(0.37)	(0.31)

Distributions to shareholders from return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.14)		(0.23)	(0.31)	(0.35)	(0.37)	(0.31)

Net asset value, end of period	$15.66		$15.36	$16.85	$17.25	$17.14	$16.73

Total return(b)	2.93%		(7.52)%	(0.56)%	2.73%	4.73%	(0.38)%

Net assets, end of period (in 000s)	$39,230		$54,192	$61,794	$68,372	$58,704	$71,540

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.07	%(c)	1.00%	1.03%	1.05%	1.03%	0.92%

Ratio of net investment income to average net assets	1.60	%(c)	1.17%	0.90%	1.33%	2.02%	1.64%

Portfolio turnover rate	10%		22%	38%	64%	30%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.70		$20.30	$20.45	$20.13	$18.92	$19.63

Net investment income(a)	0.19		0.31	0.31	0.37	0.43	0.43

Net realized and unrealized gain (loss)	0.95		(2.42)	(0.10)	0.39	1.23	(0.68)

Total from investment operations	1.14		(2.11)	0.21	0.76	1.66	(0.25)

Distributions to shareholders from net investment income	(0.19)		(0.31)	(0.32)	(0.37)	(0.43)	(0.43)

Distributions to shareholders from net realized gains	(0.03)		(0.18)	(0.04)	(0.07)	(0.02)	(0.03)

Total distributions	(0.22)		(0.49)	(0.36)	(0.44)	(0.45)	(0.46)

Net asset value, end of period	$18.62		$17.70	$20.30	$20.45	$20.13	$18.92

Total return(b)	6.44%		(10.56)%	1.01%	3.82%	8.89%	(1.31)%

Net assets, end of period (in 000s)	$382,052		$380,286	$461,668	$459,387	$413,792	$362,244

Ratio of net expenses to average net assets	0.62	%(c)	0.59%	0.57%	0.58%	0.59%	0.59%

Ratio of total expenses to average net assets	0.62	%(c)	0.59%	0.57%	0.58%	0.59%	0.59%

Ratio of net investment income to average net assets	2.02	%(c)	1.63%	1.52%	1.81%	2.20%	2.21%

Portfolio turnover rate	9%		26%	28%	19%	29%	33%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.58		$19.98	$20.12	$19.89	$18.84	$19.52

Net investment income(a)	0.19		0.35	0.36	0.38	0.44	0.47

Net realized and unrealized gain (loss)	0.98		(2.40)	(0.14)	0.23	1.05	(0.68)

Total from investment operations	1.17		(2.05)	0.22	0.61	1.49	(0.21)

Distributions to shareholders from net investment income	(0.19)		(0.35)	(0.36)	(0.38)	(0.44)	(0.47)

Net asset value, end of period	$18.56		$17.58	$19.98	$20.12	$19.89	$18.84

Total return(b)	6.66%		(10.37)%	1.07%	3.10%	7.98%	(1.09)%

Net assets, end of period (in 000s)	$280,524		$312,838	$384,681	$382,640	$365,839	$339,801

Ratio of net expenses to average net assets	0.68	%(c)	0.63%	0.60%	0.62%	0.64%	0.63%

Ratio of total expenses to average net assets	0.68	%(c)	0.63%	0.60%	0.62%	0.64%	0.63%

Ratio of net investment income to average net assets	2.07	%(c)	1.84%	1.77%	1.91%	2.26%	2.46%

Portfolio turnover rate	8%		19%	15%	13%	25%	18%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2023 (unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$17.48		$19.94	$20.11	$19.77	$18.75	$19.35

Net investment income(a)	0.17		0.32	0.30	0.36	0.43	0.42

Net realized and unrealized gain (loss)	0.92		(2.46)	(0.17)	0.34	1.02	(0.60)

Total from investment operations	1.09		(2.14)	0.13	0.70	1.45	(0.18)

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.30)	(0.36)	(0.43)	(0.42)

Net asset value, end of period	$18.40		$17.48	$19.94	$20.11	$19.77	$18.75

Total return(b)	6.26%		(10.82)%	0.64%	3.54%	7.80%	(0.94)%

Net assets, end of period (in 000s)	$144,943		$148,837	$177,918	$182,352	$160,731	$147,495

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.77	%(c)	0.76%	0.72%	0.75%	0.79%	0.77%

Ratio of net investment income to average net assets	1.92	%(c)	1.71%	1.49%	1.79%	2.23%	2.21%

Portfolio turnover rate	13%		12%	13%	16%	14%	8%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2023 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income, Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(“Valuation Committee”) to undertake the day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser or Valuation Committee’s analysis of the market value of the security.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

iii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of April 30, 2023.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2023:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$198,199,660	$—	$—
Exchange Traded Fund	2,212,831	—	—
Investment Company	829,458	—	—

Total	$201,241,949	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$276,301,860	$—	$—
Exchange Traded Fund	7,731,500	—	—
Investment Company	1,472,701	—	—

Total	$285,506,061	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$216,459,894	$—	$—
Exchange Traded Fund	2,517,207	—	—
Investment Company	1,255,661	—	—

Total	$220,232,762	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$175,664,602	$—
Municipal Bond Obligations	—	103,856,066	—
Mortgage-Backed Obligations	—	149,487,406	—
Corporate Obligations	—	482,617,948	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	133,666,542	5,990,047	—
Investment Company	23,730,225	—	—

Total	$157,396,767	$917,616,069	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$441,646	$—
Mortgage-Backed Obligations	—	23,177,126	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	10,019,442	5,257,539	—
Investment Company	315,315	—	—

Total	$10,334,757	$28,876,311	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$376,650,939	$—
Investment Company	6,157,254	—	—

Total	$6,157,254	$376,650,939	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$278,605,299	$—
Investment Company	6,012,963	—	—

Total	$6,012,963	$278,605,299	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$143,460,241	$—
Investment Company	669,620	—	—

Total	$669,620	$143,460,241	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six month period ended April 30, 2023, the effective advisory fees were 0.40%, 0.30%, 0.49%, 0.38%, 0.50%, 0.34%, 0.37% and 0.45%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2024. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2023.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2023, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$46,372,666	$—	$32,068,979
Value	—	57,414,664	—	74,252,049
MidCap Growth	—	41,824,213	—	46,808,892
Bond	61,845,589	45,098,714	47,729,283	41,398,893
Short-Term Government	3,926,874	—	15,732,218	722,457
National Tax-Free Intermediate Bond	—	33,752,579	—	48,789,723
Missouri Tax-Free Intermediate Bond	—	23,756,814	—	68,928,718
Kansas Tax-Free Intermediate Bond	—	19,119,329	—	26,468,483

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(105,446)	$(631,147)	$(1,105,010)	$(89,912)
Perpetual Long-term	(111,857)	(4,926,924)	(2,055,456)	(180,351)
Total capital loss carryforwards:	$(217,303)	$(5,558,071)	$(3,160,466)	$(270,263)

	Growth	Value	MidCap Growth	Bond
Timing differences (distributions payable, deferred compensation)	(32,108)	(48,582)	(28,291)	(2,095,053)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (distributions payable, deferred compensation)	(35,086)	(662,751)	(529,474)	(233,362)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of April 30, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$132,310,285	$242,357,536	$177,526,173	$1,178,570,131
Gross unrealized gain	125,378,216	49,671,853	50,004,121	19,846,748
Gross unrealized loss	(56,446,552)	(6,523,328)	(7,297,532)	(123,404,043)
Net unrealized security gain/(loss)	$68,931,664	$43,148,525	$42,706,589	$(103,557,295)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$41,705,469	$396,650,588	$294,498,691	$147,723,984
Gross unrealized gain	247,021	2,008,947	1,579,670	584,480
Gross unrealized loss	(2,738,360)	(15,851,342)	(11,460,099)	(4,178,603)
Net unrealized security loss	$(2,491,339)	$(13,842,395)	$(9,880,429)	$(3,594,123)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

7. OTHER RISKS (continued)

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Transition Risk — The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as intended, a selection of widely used U.S. dollar LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process, and therefore, any impact of a transition away from LIBOR on the instruments in which the Fund invests cannot yet be determined. Although the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (SOFR) as the intended replacement to U.S. dollar LIBOR, foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (SONIA), and other replacement rates, which could be adopted. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to, or produce the same value or economic equivalence as, LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of a Fund’s investments, performance or financial condition and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversification Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas Legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund may invest 80% of its net assets in government mortgage-backed securities and may purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

7. OTHER RISKS (continued)

dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, programming flaws, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds (the “Advisory Agreement”).

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 17, 2022 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees (the “Board”) received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the non-interested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (viii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services — The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objectives, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the presentations provided by the Adviser’s investment personnel at each Board meeting, which included analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the Funds’ investment philosophy and process. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as one of their co-administrators, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees considered that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees considered the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over thirty years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. In addition, the Trustees took into account the Adviser’s compliance record and compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality, and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds — The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the Annual Contract Meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the recent volatile market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge and other information provided during the Annual Contract Meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge and data on the risk and return measures of each Fund.

The Trustees evaluated the performance of the Trust’s three Equity Funds for various periods ended September 30, 2022. Among other things, they noted that each Equity Fund had outperformed its respective benchmark index for the one-year period. The Trustees also considered that The MidCap Growth Fund had outperformed its Lipper category median for all periods except the three-year period; The Growth Fund outperformed its Lipper category median for all periods; and The Value

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

9. OTHER MATTERS (continued)

Fund had outperformed its Lipper category median for all periods except the Quarter and three-year period. The Trustees considered that the Equity Funds’ quantitative models appeared to be operating consistently with the Adviser’s descriptions and expectations thereof.

The Trustees examined the performance of the Trust’s Fixed Income Funds for various periods ended September 30, 2022. Among other things, they considered that The Bond Fund had outperformed its benchmark index and Lipper category median for all periods; The Short Term Government Fund and The National Tax-Free Intermediate Bond Fund had underperformed their respective benchmark indexes and Lipper category medians for all periods; The Missouri Tax-Free Intermediate Bond Fund outperformed its Lipper category median for the three- and five-year periods but underperformed in the Quarter, YTD, one- and three-year periods and underperformed its benchmark index for all periods; and The Kansas Tax-Free Intermediate Bond Fund outperformed its Lipper category median for the ten-year period but underperformed in all other periods and underperformed its benchmark index for all periods. They considered the challenges in comparing The Short-Term Government Fund to its Lipper category peer group. In considering the benchmark performance for each of the Tax-Free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the Tax-Free Funds were invested. In considering the Fixed Income Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance.

Fund Fees and Expenses — The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios compared to similar funds as presented in the Broadridge information. They considered that the net advisory fees for The Growth, The MidCap Growth, The Value and The Short-Term Government Funds were below their respective Broadridge peer group averages, and the net advisory fees for The Bond, The National Tax-Free Intermediate Bond, The Missouri Tax-Free Intermediate Bond and The Kansas Tax-Free Intermediate Bond Funds were above their respective Broadridge peer group averages. They also considered that the total net operating expenses for all Funds were lower than their respective Broadridge peer group average, except for The National Tax-Free Intermediate Bond Fund which was one basis point higher than its Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for The MidCap Growth Fund) and any reimbursements made by the Adviser to maintain those caps.

The Trustees took into account information provided at the Annual Contract Meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in other instances the fees were about the same or higher. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, comprehensive risk management monitoring and various other services.

Costs of Services and Profits Realized by the Adviser — The Board examined the Adviser’s cost of providing advisory services to the Funds, both on a pre-marketing and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that seven of the eight Funds had total net operating expenses under their respective Broadridge peer group averages and that one Fund was one basis point above its respective Broadridge peer group average. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and that Commerce remained within the range of reported profitability margins. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement.

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

Economies of Scale — The Trustees also considered that the Funds (other than The Growth and The Value Funds) had breakpoints in their respective advisory fee schedules. In addition, they considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits — The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion — The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund assets levels, each Fund’s shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued with respect to each Fund.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	961,018	1,138,352
Reinvestment of distributions	95,735	271,276
Shares redeemed	(513,983)	(795,423)

Net Increase	542,770	614,205

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Value Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	502,956	1,159,964
Reinvestment of distributions	304,852	247,513
Shares redeemed	(788,894)	(1,898,890)

Net Increase (Decrease)	18,914	(491,413)

	The MidCap Growth Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	331,616	822,393
Reinvestment of distributions	22,700	212,438
Shares redeemed	(413,901)	(995,086)

Net Increase (Decrease)	(59,585)	39,745

	The Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	8,162,358	11,519,195
Reinvestment of distributions	260,133	556,835
Shares redeemed	(6,506,991)	(13,038,508)

Net Increase (Decrease)	1,915,500	(962,478)

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	59,411	738,771
Reinvestment of distributions	19,672	39,935
Shares redeemed	(1,102,893)	(916,290)

Net Decrease	(1,023,810)	(137,584)

THE COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	3,658,995	6,963,671
Reinvestment of distributions	7,932	26,597
Shares redeemed	(4,626,515)	(8,251,457)

Net Decrease	(959,588)	(1,261,189)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	1,414,793	4,938,405
Reinvestment of distributions	19,632	39,029
Shares redeemed	(4,111,057)	(6,436,438)

Net Decrease	(2,676,632)	(1,459,004)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	767,614	1,370,837
Reinvestment of distributions	6,838	13,161
Shares redeemed	(1,410,555)	(1,794,690)

Net Decrease	(636,103)	(410,692)

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23		Expenses Paid for the 6 months ended 4/30/23*	Beginning Account Value 11/1/22	Ending Account Value 4/30/23		Expenses Paid for the 6 months ended 4/30/23*	Beginning Account Value 11/1/22	Ending Account Value 4/30/23		Expenses Paid for the 6 months ended 4/30/23*	Beginning Account Value 11/1/22	Ending Account Value 4/30/23		Expenses Paid for the 6 months ended 4/30/23*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$1,100.80		$3.75	$1,000.00	$999.30		$3.47	$1,000.00	$1,051.00		$4.02	$1,000.00	$1,071.10		$3.39
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.32	+	3.51	1,000.00	1,020.88	+	3.96	1,000.00	1,021.52	+	3.31

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$1,029.30		$3.42	$1,000.00	$1,064.40		$3.17	$1,000.00	$1,066.60		$3.48	$1,000.00	$1,062.60		$3.58
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.72	+	3.11	1,000.00	1,021.42	+	3.41	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth Fund	0.72%	Short Term Government Fund	0.68%
Value Fund	0.70	National Tax-Free Intermediate Bond Fund	0.62
MidCap Growth Fund	0.79	Missouri Tax-Free Intermediate Bond Fund	0.68
Bond Fund	0.66	Kansas Tax-Free Intermediate Bond Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

The Commerce Funds (Unaudited)

The Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is non-diversified. The Growth Fund invested 37.2% and 39.2% in the information technology sector, and 14.9% and 15.7% in the consumer discretionary sector, as of April 30, 2023 and October 31, 2022, respectively. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Additionally, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Value Fund invested 19.3% and 18.8% in the financials sector and 16.1% and 17.1% in the health care sector, as of April 30, 2023 and October 31, 2022, respectively. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The MidCap Growth Fund invested 23.6% and 17.9% in the industrials sector, 22.5% and 28.7% in the information technology sector and 15.6% and 13.5% in the consumer discretionary sector, as of April 30, 2023 and October 31, 2022, respectively. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. Additionally, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in

THE COMMERCE FUNDS

The Commerce Funds (Unaudited) (continued)

consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

The Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

The National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

The Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

The Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas Legislature allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

1000 Walnut, 15th Floor, Suite 1580
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

SS&C GLOBAL INVESTOR & DISTRIBUTION SOLUTIONS, INC.

2000 Crown Colony Drive
Quincy, Massachusetts 02169

DISTRIBUTOR

GOLDMAN SACHS & CO. LLC

200 West Street
New York, New York 10282

CO-ADMINISTRATOR

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center
60 South Street
Boston, Massachusetts 02111

LEGAL COUNSEL

STRADLEY RONON STEVENS & YOUNG, LLP

2000 K Street, N.W., Suite 700
Washington, District of Columbia 20006

IMPORTANT INFORMATION

This Semi-Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Port. The Funds' Form N-Port is available on the SEC's website at http://www.sec.gov.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Commerce Funds

TRUSTEES

J.-J. Landers Carnal
Chairman

Charles W. Peffer
Lead Independent Trustee

Scott D. Monette

James G. Morris

Erika Z. Schenk

V. Raymond Stranghoener

OFFICERS

William Schuetter
President

Laura Spidle
Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary

Jeffrey Bolin
Vice President and Assistant Treasurer

Peter W. Fortner
Chief Accounting Officer and Treasurer

Ericka Sieger
Assistant Treasurer

Melissa O. Fragapane
Assistant Secretary

COMMERCE FUNDS

1000 Walnut Street, 15th Floor, Suite 1580
Kansas City, Missouri 64106

WWW.COMMERCEFUNDS.COM

1-800-995-6365

316942-OTU-1795526

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 27, 2023

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 27, 2023